Securities Act Registration No. 333-81907

Investment Company Act Reg. No. 811-9391

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933              [X]

Post-Effective Amendment No.   32

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940      [X]

Amendment No.   35

(Check appropriate box or boxes.)

-----------------------------------

THE FORESTER FUNDS, INC.

(Exact Name of Registrant as Specified in Charter)

612 Paddock

Libertyville, IL 60048

 (Address of Principal Executive Offices)(Zip Code)

(224) 544-5123

(Registrant's Telephone Number, including Area Code)

Thomas H. Forester

Forester Capital Management, Ltd.

612 Paddock

Libertyville, IL 60048

Approximate Date of Proposed Public Offering:  As soon as practicable after the Registration Statement becomes effective.

It is proposed that this filing become effective (check appropriate box):

[ ] immediately upon filing pursuant to paragraph (b)

[X ] on July 30, 2018  pursuant to paragraph (b)

[ ] 60 days after filing pursuant to paragraph (a)(1)

[ ] on (date) pursuant to paragraph (a)(3)

[ ] 75 days after filing pursuant to paragraph (a)(2)

[ ] on (date) pursuant to paragraph (a)(2) of Rule 485.

[ ] on  (date) pursuant to paragraph (a)(3)

If appropriate, check the following box:

[ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

1

Forester Value Fund

Prospectus

Class N shares FVALX

July 30, 2018

Forester Funds

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved any of the Fund’s shares or determined whether this prospectus is truthful or complete.  Anyone who tells you otherwise is committing a criminal offense.

SUMMARY SECTION

PAGE

     Investment Objective

3

     Fees and Expense of the Fund

3

     Principal Investment Strategies

3

     Principal Risks

4

     Fund Performance

5

     Portfolio Management

6

     Purchase and Sale of Fund Shares

6

     Tax Information

6

     Payments to Broker-Dealers and Other Financial Intermediaries

6

Additional Information about Strategies and Risks

6

Organization, Management & Management Fees

8

Fund's Share Price

8

Purchase of Shares

9

Distribution Plan

10

Redeeming Shares

10

Dividends, Distributions and Taxes

12

Privacy Policy

13

Financial Highlights

14

For More Information

back cover

SUMMARY SECTION

INVESTMENT OBJECTIVE

THE FORESTER VALUE FUND (the "Fund") seeks maximum long-term capital growth.

FEES AND EXPENSES OF THE FUND

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Forester Value Fund.

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)	CLASS N
Management Fees	0.89%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses	0.11%
Acquired Fund Fees and Expenses	0.02%
Total Annual Fund Operating Expenses (1)	1.27%

(1)    The Total Annual Fund Operating Expenses in this fee table will not correlate to the expense ratio in the Fund's financial statements because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in other mutual funds.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Forester Value Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of these periods.  The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class N	$129	$403	$697	$1,534

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual operating expenses or in the Example affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 13.11% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

THE FORESTER VALUE FUND invests in the stocks of large U.S. companies that it believes are undervalued and have great appreciation potential.  It may also take defensive positions when the manager believes that the overall stock market is highly valued or that market conditions warrant it.

The Fund generally purchases a stock only at a price Forester Capital Management ("Forester Capital"), the Fund’s investment manager (the “manager”), deems significantly below the intrinsic value of the company - Forester Capital's estimate of the amount a buyer would pay to own the entire company.  Forester Capital performs its own fundamental analysis of the company.

The Fund places special focus on companies whose current market prices are low in relation to earnings and have great appreciation potential. In addition to stocks with low prices relative to earnings, Forester Capital also considers factors such as the following about the issuer:

      Book-to-market value

      Price-to-cash flow ratio

      Price-to-sales ratio

      Earnings estimates for the next 12 months

      Five-year return on equity

Under normal market conditions, the fund invests at least 65% of its net assets (at market value at the time of purchase) in the common stocks of large companies that have market capitalizations greater than $5.0 billion.  The fund may emphasize sectors more or less than the S&P 500.  The Fund may also invest in stock index options.

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The Fund may sell a stock when Forester Capital thinks the stock is too expensive compared to Forester Capital's estimate of the company's intrinsic value, changing circumstances affect the original reasons for a company's purchase, a company exhibits deteriorating fundamentals or more attractive alternatives exist.

MARKET EXPOSURE.  In order to try to enhance returns, the manager may vary the Fund's exposure to the overall stock market.  The manager may reduce market exposure when the manager believes that the overall stock market is highly valued or that market conditions warrant it.  During these defensive periods, the Fund may invest some or all of its assets in stock index options, money market funds, U.S. Treasury or U.S. Agency fixed income instruments with a maturity of less than five years.

PRINCIPAL RISKS

Like all mutual funds that invest in stocks, the Forester Funds take investment risks and it is possible for you to lose money by investing in the Fund.  The manager's ability to choose suitable investments for the Fund has a significant impact on the Fund's ability to achieve its investment objective.  The principal factors that might reduce the Fund's return include:

Stock Market Risk:  The Fund invests primarily in common stocks and other equity securities.  Over time, stocks have shown greater growth than other types of securities.  In the short-term, however, stock prices fluctuate widely in response to company, market, economic or other news.

Value Investing Risk:  From time to time "value" investing falls out of favor with investors.  When it does, there is the risk that the market will not recognize a company's improving fundamentals as quickly as it normally would.  During these periods, the Fund's relative performance may suffer.

Emphasize Sector Risk:  If the Fund has a higher percentage of its total assets invested in a particular sector, changes affecting that sector may have a significant impact on the Fund's overall portfolio.

Varying Market Exposure Risk:  If the Fund is in a defensive or offensive position, the Fund may not go in the same direction as the market and the Fund's performance may suffer.

Large-Size Company Risks:  The Fund normally invests the majority of its assets in larger companies.  Larger, more established companies may be unable to respond quickly to new competitive challenges like changes in consumer tastes or innovative smaller competitors.  Also, larger companies are sometimes unable to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansion.

Options Risk:  The primary risks associated with options investments are: (1) the risk that changes in the value of the investment will not correlate to changes in the value of the underlying security, which may result in imperfect hedging of a portfolio position, (2) options are more volatile than stocks and therefore may be subject to disproportionately larger gains or losses; and (3)  the risk that the use of an option strategy to enhance the return of a portfolio will fail, with negative consequences to the Fund.  Put options may not go in the same direction as the market and the Fund’s performance may suffer.  Accordingly, the Fund will limit its exposure to options to 5% of the value of the portfolio, based on the cost of the options, at any one time.

Fixed Income Risk:  The primary risk associated with fixed income are: (1) the fixed income instrument may not go in the same direction as the market and the Fund’s performance may suffer; (2) interest rates may rise, reducing the principal value of the instrument; and (3) the credit rating of the U.S. Agency instrument may materially differ from a similar U.S. Treasury.

Turnover Risk:  Portfolio turnover refers to the rate at which the securities held by the Fund are replaced. The higher the rate, the higher the transactional and brokerage costs associated with the turnover which may reduce the Fund’s return, unless the securities traded can be bought and sold without corresponding commission costs.  Active trading of securities may also increase the Fund’s realized short-term capital gains or losses, which may affect the taxes you pay as a Fund shareholder.  Short-term capital gains are taxed as ordinary income under federal income tax laws.

An investment in the Fund is not a bank deposit, and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other Government agency.

Because of these risks the Fund is a suitable investment only for those investors who have long-term investment goals.  Prospective investors who are uncomfortable with an investment that will increase and decrease in value should not invest in the Fund.

4

FUND PERFORMANCE - Class N Share

The Bar Chart and Table set out below help show the returns and risks of investing in the Fund.  They show changes in the Fund’s calendar year performance over the last ten years and compare the Fund’s average annual returns for periods of one year, five years and ten years to an appropriate index during corresponding periods.  You should be aware that the Fund’s past performance (before and after taxes) is no guarantee or indication that the Fund will perform similarly in the future.

Annual Total Returns

The year-to-date return for Class N shares as of June 30, 2018, was .45%

From 1/01/2000 through 12/31/2017, the Fund's Class N highest and lowest quarterly returns were 22.10% and -10.15%, respectively, for the quarters ended September 30, 2004 and December 31, 2008.

Average Annual Total Returns

The table below shows the Fund's Class N shares average annual total returns (before and after taxes) and the change in value of a broad-based market index over various periods ended December 31, 2017 .  The information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1, 5, and 10 years compare with those of broad measure of market’s performance.  The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

After-tax returns are calculated using the highest individual federal marginal income tax rate in effect at the time of each distribution and assumed sale, but do not include the impact of state and local taxes.

Your actual after-tax returns depend on your own tax situation and may differ from those shown.  After-tax returns reflect past tax effects and are not relevant to investors who hold their Fund shares in a tax-deferred account  (including a 401(k) or IRA account), or to investors that are tax-exempt.

Average Annual Total Returns (for periods ended December 31, 2017)

FUND/INDEX
Forester Value Fund-Class N	1 YEAR	5 YEARS	10 YEARS
Return before taxes	-1.89%	0.07%	1.75%
Return after taxes on distributions	-2.37%	-0.21%	1.24%
Return after taxes on distributions and sale of Fund shares	-1.07%	0.07%	1.16%
S&P 500 Index (index reflects no deduction for fees, expenses or taxes)	21.83%	15.79%	8.50%

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PORTFOLIO MANAGEMENT

Investment Adviser:  Forester Capital Management, Ltd.

Portfolio Manager:  Thomas H. Forester, President of the Fund’s investment adviser, has been the Fund’s portfolio manager since the Fund’s inception (9/10/99) .

PURCHASE AND SALE OF FUND SHARES

Minimum Initial Investment

To Place Orders

$2,500 for new accounts

By Mail:

Forester Value Fund Class N

$2,000 for new IRA accounts

c/o Mutual Shareholder Services

8000 Town Centre Drive, Suite 400

Broadview Heights, OH 44147

By Phone:

800-388-0365

Minimum Subsequent Investment

$100 for all existing accounts

You may sell or redeem shares through your dealer or financial adviser, by writing to the address above or by telephone at the number above.

TAX INFORMATION

The Fund’s distributions will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred account, such as a 401(k) plan, individual retirement account (IRA) or 529 college savings plan.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase Fund shares through a broker-dealer or other financial intermediary (such as a bank or trust company), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services.  These payments may create conflicts of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.

ADDITIONAL INFORMATION ON STRATEGIES AND RISK

PRINCIPAL INVESTMENT STRATEGIES

The Fund seeks maximum long-term capital growth.  The Fund may change this objective without the approval of shareholders, but will give shareholders not less than thirty (30) days advance notice if it does so.

The Fund invests in the stocks of large U.S. companies that it believes are undervalued and have great appreciation potential.  It may also take defensive positions when the manager believes that the overall stock market is highly valued or that market conditions warrant it.

The Fund generally purchases a stock only at a price Forester Capital Management ("Forester Capital"), the Fund’s investment manager (the “manager”), deems significantly below the intrinsic value of the company - Forester Capital's estimate of the amount a buyer would pay to own the entire company.  Forester Capital performs its own fundamental analysis of the company.

The Fund places special focus on companies whose current market prices are low in relation to earnings and have great appreciation potential. In addition to stocks with low prices relative to earnings, Forester Capital also considers factors such as the following about the issuer:

      Book-to-market value

      Price-to-cash flow ratio

      Price-to-sales ratio

      Earnings estimates for the next 12 months

      Five-year return on equity

Securities may be undervalued as a result of overreaction by investors to unfavorable news about a company, industry or the stock markets in general or as a result of a market decline, poor economic conditions, or actual or anticipated unfavorable developments affecting the company.  This undervaluation may lead to great appreciation potential for the security.

6

The Fund may sell a stock when Forester Capital thinks the stock is too expensive compared to Forester Capital's estimate of the company's intrinsic value, changing circumstances affect the original reasons for a company's purchase, a company exhibits deteriorating fundamentals or more attractive alternatives exist.

Under normal market conditions, the fund invests at least 65% of its net assets (at market value at the time of purchase) in the common stocks of large companies that have market capitalizations greater than $5.0 billion.  The Fund may also invest in preferred stocks, convertible securities, warrants and foreign securities.  The Fund may also invest in stock index futures, stock index options and exchange traded funds.  A description of the policies and procedures employed by the Fund with respect to the disclosure of Fund portfolio holdings is available in the Fund’s statement of additional information (“SAI”), dated July 30, 2018.

MARKET EXPOSURE.  In order to try to enhance returns, the manager may vary the Fund's exposure to the overall stock market.  The manager may reduce market exposure when the manager believes that the overall stock market is highly valued or that market conditions warrant it.  During these defensive periods, the Fund may invest some or all of its assets in stock index futures, options, other funds or fixed income instruments.  If the Fund sells index futures, buys index puts, or buys inverse funds or inverse ETFs, these investments move inverse to the market.  They protect the fund in falling markets, but hurt performance if the market rises.  Taking a defensive position may cause the Fund to not achieve its investment objective.

PRINCIPAL RISKS

Like all mutual funds that invest in stocks, the Forester Funds take investment risks and it is possible for you to lose money by investing in the Fund.  The manager's ability to choose suitable investments for the Fund has a significant impact on the Fund's ability to achieve its investment objective.  The principal factors that might reduce the Fund's return include:

Stock Market Risk:  The Fund invests primarily in common stocks and other equity securities.  Over time, stocks have shown greater growth than other types of securities.  In the short-term, however, stock prices fluctuate widely in response to company, market, economic or other news.

Value Investing Risk:  From time to time "value" investing falls out of favor with investors.  When it does, there is the risk that the market will not recognize a company's improving fundamentals as quickly as it normally would.  During these periods, the Fund's relative performance may suffer.

Emphasize Sector Risk:  If the Fund has a higher percentage of its total assets invested in a particular sector, changes affecting that sector may have a significant impact on the Fund's overall portfolio.

Varying Market Exposure:  If the Fund is in a defensive or offensive position, the Fund may not go in the same direction as the market and the Fund's performance may suffer.

Large-Size Company Risks:  The Fund normally invests the majority of its assets in larger companies.  Larger, more established companies may be unable to respond quickly to new competitive challenges like changes in consumer tastes or innovative smaller competitors.  Also, larger companies are sometimes unable to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansion.

Options Risk:  The primary risks associated with options investments are: (1) the risk that changes in the value of the investment will not correlate to changes in the value of the underlying security, which may result in imperfect hedging of a portfolio position, (2) options are more volatile than stocks and therefore may be subject to disproportionately larger gains or losses; and (3)  the risk that the use of an option strategy to enhance the return of a portfolio will fail, with negative consequences to the Fund.  Put options may not go in the direction as the market and the Fund’s performance may suffer.  Accordingly, the Fund will limit its exposure to options to 5% of the value of the portfolio, based on the cost of the options, at any one time.

Stock Index Futures Risk:  The primary risks associated with futures investments are: (1) the risk that changes in the value of the investment will not correlate to changes in the value of the underlying security, which may result in imperfect hedging of a portfolio position, (2) futures are more volatile than stocks and therefore may be subject to disproportionately larger gains or losses; and (3)  the risk that the use of an futures strategy to enhance the return of a portfolio will fail, with negative consequences to the Fund.  Accordingly, the Fund will limit its exposure to futures to 5% of the value of the portfolio, based on the cost of the futures, at any one time.

Fixed Income Risk:  The primary risk associated with fixed income are: (1) the fixed income instrument may not go in the same direction as the market and the Fund’s performance may suffer; (2) interest rates may rise, reducing the principal value of the instrument; and (3) the credit rating of the U.S. Agency instrument may materially differ from a similar U.S. Treasury.

Turnover Risk:  Portfolio turnover refers to the rate at which the securities held by the Fund are replaced. The higher the rate, the higher the transactional and brokerage costs associated with the turnover which may reduce the Fund’s return, unless the securities traded can be bought and sold without corresponding commission costs.  Active trading of securities may also increase the Fund’s realized short-term capital gains or losses, which may affect the taxes you pay as a Fund shareholder.  Short-term capital gains are taxed as ordinary income under federal income tax laws.

An investment in the Fund is not a bank deposit, and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other Government agency.

7

Because of these risks the Fund is a suitable investment only for those investors who have long-term investment goals.  Prospective investors who are uncomfortable with an investment that will increase and decrease in value should not invest in the Fund.

Portfolio Holdings

A description of the Fund’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund’s Statement of Additional Information.

ORGANIZATION, MANAGEMENT & MANAGEMENT FEES

Organization:  Forester Value Fund is a series of Forester Funds, Inc.

Management:  The Fund is managed by Forester Capital Management, Ltd. (“Forester Capital”), which selects the Fund's investments and handles its business affairs under the direction of the Fund’s board of directors.  Forester Capital (the "Adviser") was incorporated in 1999 and its address is: 612 Paddock Libertyville, IL 60048.

Portfolio Manager:  The Forester Value Fund has been managed since its inception by Thomas H. Forester, CFA.  Mr. Forester has been the President and Chief Investment Officer of Forester Capital since its inception and is primarily responsible for the day-to-day management of the Fund.  Mr. Forester has extensive money management experience.  He was an officer and portfolio manager from May 1997 through January, 1999 with Dreman Value Advisors, Inc. and its successor firm, Scudder Investments Inc. where he managed over $1.4 billion in value assets, and an officer and portfolio manager from 1995 to 1997 with Peregrine Capital Management Inc., a subsidiary of Wells Fargo.  He was also an officer and portfolio manager for Thomas White International from 1992 to 1995.

Mr. Forester holds an MBA from the Kellogg School at Northwestern University and a BA degree in economics (with honors) from the University of Colorado (1981).

Mr. Forester has appeared on CNBC and Bloomberg TV as well as in articles in The Wall Street Journal, Fortune Magazine, Barron’s, Business Week, Smart Money, Kiplinger’s, Washington Post, USA Today and Marketwatch.

The Fund’s SAI contains more information about the Portfolio Managers’ compensation, other accounts managed by the Portfolio Manager, and the Portfolio Manager’s ownership of Fund shares.

Management and Administrative Fees:  The Forester Value Fund pays fees to Forester Capital for serving as its investment adviser and providing administrative services.  The annual fees are determined as a percentage of average daily net assets.  Expenses paid out of the Fund's assets are reflected in the share price and dividends.  As of the date of this Prospectus, the Fund pays Forester Capital management fees of 0.89% of the Fund's average daily net assets.  Class N shares pay Forester Capital an administrative fee for all other expenses related to its daily operations of 0.11%.  Under the administration agreement, Forester Capital provides administrative services and pays all expenses related to the Fund's daily operations, excluding the management fees and certain excluded expenses.  These expenses reflect current fees of the Fund, which are different from periods prior to the effective date of this Prospectus.  The Fund’s Annual Report or Semi-Annual Report contains more information about the factors considered by the Board when it last renewed the investment advisory agreement with Forester Capital.  During the fiscal year ended March 31, 2018 , the Fund paid Forester Capital 0.89% of the Fund's average daily assets in management fees and 0.11% of the Fund's average daily assets in administration fees.

FUND'S SHARE PRICE

The price at which investors purchase Class N shares of the Fund and at which shareholders redeem Class N shares of the Fund is called net asset value.  The Fund calculates net asset value (“NAV”) as of the close of regular trading on the New York Stock Exchange (normally 4:00 p.m. Eastern Time) on each day the New York Stock Exchange is open for trading.  The New York Stock Exchange is closed on holidays (New Year's Day, Martin Luther King, Jr. Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day) and weekends.  The Fund's shares will not be priced when the New York Stock Exchange is closed.  The Fund calculates net asset value based on the market prices of the securities it holds.  The Fund will process purchase and redemption orders that it receives in good order prior to the close of regular trading on a day that the New York Stock Exchange is open at the net asset value determined later that day.  It will process purchase orders that it receives in good order and accepts and redemption orders that it receives in good order after the close of regular trading at the net asset value determined at the close of regular trading on the next day the New York Stock Exchange is open.  “Good order” means that your purchase or redemption request includes the name of the Fund, the name of the shareholder(s), the dollar amount of shares to be purchased or redeemed, a completed account application (for initial purchase), and, for purchases, a check payable to the Fund, unless payment is made by wire transfer.

Fair Value Pricing

The Board of Directors has delegated to Forester Capital responsibility for determining the value of Fund portfolio securities under certain circumstances.  Under such circumstances, Forester Capital will use its best efforts to arrive at the fair value of a security held by the Fund under all reasonably ascertainable facts and circumstances.  Forester Capital must prepare a report for the Board not less than quarterly containing a complete listing of any securities for which fair value pricing was employed and detailing the specific reasons for such fair value pricing.  The Fund has adopted written policies and procedures to guide Forester Capital with respect to the circumstances under which, and the methods to be used, in fair valuing securities.

8

The Fund invests the vast majority of its assets in frequently traded exchange listed securities of domestic issuers with relatively liquid markets and calculate its NAV as of the time those exchanges close.  The Fund typically does not invest in securities on foreign exchanges or in illiquid or restricted securities.  Accordingly, there may be very limited circumstances under which the Fund would ever hold a security that would need to be fair value priced.  Examples of when it would be likely that a portfolio security would require fair value pricing include but are not limited to:  if the exchange on which a portfolio security traded were to close early; if trading in a particular security were to be halted on an exchange and did not resume trading prior to calculation of NAV; if a significant event that materially affected the value of a security were to occur after the securities' exchange had closed but before the Fund's NAV had been calculated; and if a security that had a significant exposure to foreign operations was subject to a material event or occurrence in a foreign jurisdiction in which the company had significant operations.

When a security is fair value priced, it means that Forester Capital is calculating the value of that security on a day and under circumstances where reliable pricing information from normal sources is not available.  Accordingly, there is always the possibility that Forester Capital's calculations concerning security value could be wrong, and as a result, the Fund's NAV on that day could be higher or lower, depending on how the security was valued, than would otherwise be the case.

PURCHASE OF SHARES

How to Purchase Shares from the Funds

1. Read this Prospectus carefully

2. Determine how much you want to invest keeping in mind the following minimums:

Account Type	Class N
New Accounts	$2,500
New IRA accounts	$2,000
Additions to existing accounts	$100

If your investment is aggregated into an omnibus account established by a plan sponsor, investment adviser, broker or other intermediary, the account minimums apply to the omnibus account, not to your individual investment.  If you purchase or redeem shares through a broker-dealer or another intermediary, you may be charged a fee by that intermediary.

3. Complete the Share Purchase Application accompanying this Prospectus, carefully following the instructions including designation of share class.  For additional investments, complete the order form attached to your confirmation statements (The Fund has additional Purchase Applications and order forms if you need them.)  If you have any questions, please call 1-800-388-0365.

4. Make your check payable to "The Forester Funds, Inc." or to the “Forester Value Fund”.  All checks must be drawn on U.S. banks.  The Funds will not accept cash or third party or starter checks.  A $25 fee will be charged against your account for any payment check returned for insufficient funds.  You will also be responsible for any losses suffered by a Fund as a result.

5. Send the completed and signed application and check by first class mail, overnight delivery or registered mail to:

The Forester Value Fund

c/o Mutual Shareholder Services

8000 Town Centre Drive, Suite 400

Broadview Heights, OH 44147

Forester Value Fund does not accept shareholder investment checks at its corporate offices.  Checks received at those offices will be forwarded to Mutual Shareholder Services and will not be effective until the order is received and accepted there.

By Wire – Please call 800-388-0365 for wire instructions.

Retirement Plans

Since the Fund is oriented to longer term investments, the Fund may be an appropriate medium for tax-sheltered retirement plans, including: individual retirement accounts ("IRAs"); simplified employee pensions ("SEPs"); 401(k) plans; qualified corporate pension and profit-sharing plans (for employees); tax deferred investment plans (for employees of public school systems and certain types of charitable organizations); and other qualified retirement plans.  You may download forms from our website, or you may contact Mutual Shareholder Services, the transfer agent, at 1-800-388-0365 for the procedure to open an IRA or SEP plan, as well as more specific information regarding these retirement plan options.  Please consult with an attorney or tax advisor regarding these plans.  You must pay custodial fees for your IRA by redemption of sufficient shares of the Fund from the IRA unless you pay the fees directly to the IRA custodian.  Call the transfer agent about the IRA custodial fees.

Purchasing Shares from Broker-dealers, Financial Institutions and Others

9

Some broker-dealers may sell shares of the Fund.  These broker-dealers may charge you a fee in addition to any fees imposed by the Fund, either at the time of purchase or redemption.  The fee, if charged, is retained by the broker-dealer and not remitted to the Funds or the Adviser.

The Funds may enter into agreements with broker-dealers, financial institutions or other service providers ("Servicing Agents") that may include the Funds as investment alternatives in the programs they offer or administer.   Servicing agents may:

1. Become shareholders of record of the Fund.  This means all requests to purchase additional shares and all redemption requests must be sent through the Servicing Agent.  This also means that purchases made through Servicing Agents are not subject to the Fund's minimum purchase requirements.

2. Use procedures and impose restrictions that may be in addition to, or different from, those applicable to investors purchasing shares directly from the Funds.

3. Charge fees to their customers for the services they provide them.  Also, the Funds (through 12b-1 fees) may pay fees to Servicing Agents to compensate them for selling the Funds.  The Adviser (from its management fees) may pay fees to Servicing Agents to compensate them for the services they provide their customers, including administrative services.

4. Be allowed to purchase shares by telephone with payment to follow the next day.  If the telephone purchase is made prior to the close of regular trading on the New York Stock Exchange, it will receive same day pricing.

5. Be authorized to accept purchase orders on behalf of the Fund.  This means that the Fund will process the purchase order at the net asset value which is determined following the Servicing Agent's acceptance of the customer's order.

If you decide to purchase shares through Servicing Agents, please carefully review the program materials provided to you by the Servicing Agent.  When you purchase shares of the Fund through a Servicing Agent, it is the responsibility of the Servicing Agent to place your order with the Fund on a timely basis.  If the Servicing Agent does not, or if it does not pay the purchase price to the Fund within the period specified in its agreement with the Fund, it may be held liable for any resulting fees or losses.

Other Information about Purchasing Shares of the Fund

The Fund may reject any share purchase applications for any reason.  The Fund will not accept initial purchase orders made by telephone unless they are from a Servicing Agent which has an agreement with the Fund.

The Fund will only issue shares in book form.  The Fund will send you a written confirmation for all purchases of shares.

Other Share Classes

The Fund offers two other classes of shares (Class I and Class R.)  Class I, which is offered by a separate Prospectus, is subject to higher minimum investments and does not pay Rule 12b-1 fees.  Class R, which is offered by a separate Prospectus, is subject to higher 12b-1 fees.

DISTRIBUTION PLAN

The Fund has adopted a Plan of Distribution Pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (the 12b-1 Plan) for Class N shares of the Fund, pursuant to which the Fund is permitted to accrue and pay a fee for shareholder servicing and distribution expenses not to exceed 0.25% per annum of the Fund's average daily net assets. The Fund may accrue, collect and pay such fees to third parties for eligible services provided by those parties to the Fund.  You should be aware that because these fees are paid out of the Fund's assets on an ongoing basis, over time these fees will increase the costs of your investment and may cost you more than paying other types of sales charges.  For further information regarding the 12b-1 Plan, see the SAI.

REDEEMING SHARES

General Redemption Information

You may redeem all or a portion of your shares at any time.  Your shares will be redeemed at the Fund's Class N per share NAV next determined after receipt of your instructions in good order as explained below.  The Fund's Class N NAV will fluctuate on a daily basis.  The redemption value of your shares may be more or less than the purchase price, depending on the market value of the investment securities held by the Fund at the time your redemption is processed.

How to Redeem (Sell) Shares by Mail

1. Prepare a letter of instruction containing:

o the name of the Fund(s) and share class

o account number(s)

o the amount of money or number of shares being redeemed

10

o the name(s) on the account

o daytime phone number

o additional information that the Funds may require for redemptions by corporations, executors, administrators, trustees, guardians, or others who hold shares in a fiduciary or representative capacity. Please contact the Fund in advance if you have any question, at 1-800-388-0365.

2.

Sign the letter of instruction exactly as the shares are registered.

Joint ownership accounts must be signed by all owners.

3.

Have the signatures guaranteed by a commercial bank or trust company in the United States, a member firm of the New York Stock Exchange or other eligible guarantor institution in the following situations:

o The redemption request exceeds $25,000

o The redemption proceeds are to be sent to an address other than the address of record

o The Fund receives the redemption request within 30 business days of an address change.

A notarized signature is not an acceptable substitute for a signature guarantee.

4.

Send the letter of instruction by first class mail, overnight delivery service or registered mail to:

The Forester Value Fund

c/o Mutual Shareholder Services

8000 Town Centre Drive, Suite 400

Broadview Heights, OH 44147

How to Redeem (Sell) Shares through Servicing Agents

If your shares are held by a Servicing Agent, you must redeem your shares through the Servicing Agent.  Contact the Servicing Agent for instructions on how to do so.

Payment of Redemption Proceeds

The redemption price per share you receive for redemption requests is the next determined net asset value after:

1.

The Fund receives your written request in proper form with all required information, as defined above under "How to Redeem (Sell) Shares by Mail" and "How to Redeem (Sell) Shares through Servicing Agents".

2.

A Servicing Agent that has been authorized to accept redemption requests on behalf of the Funds receives your request in accordance with its procedures.

For those shareholders who redeem shares by mail the Fund will mail a check in the amount of the redemption proceeds no later than the seventh day after it receives the redemption request in proper form with all required information.  Those shareholders who redeem shares through Servicing Agents will receive their redemption proceeds in accordance with the procedures established by the Servicing Agent.

As the Fund generally holds an allocation of cash, there is typically enough cash on hand in both stressed and non-stressed markets to fund redemptions.  If more liquidity is needed, the Fund may opt to sell T-bills.  In addition, the Fund’s equity securities are very liquid and can be sold if needed.

Other Redemption Considerations

When redeeming shares of the Fund, shareholders should consider the following:

1.

The redemption may result in a taxable gain.

2.

If you purchased shares by check, the Fund may delay the payment of redemption proceeds until they are reasonably satisfied the check has cleared (which may take up to 15 days from the date of purchase).

3.

For Class N shares, if your account balance falls below $1,000 because you redeem shares, you will be given 60 days to make additional investments so that your account balance is $1,000 or more.  If you do not, the Fund may close your account and mail the redemption proceeds to you.

4.

The Funds may pay redemption requests "in kind." This means that the Fund will pay redemption requests entirely or partially with securities rather than with cash.

Frequent Purchases and Redemptions of Fund Shares

Frequent purchases and sales of Fund shares (popularly known as “market timing”) can harm shareholders in various ways, including reducing the returns to long-term shareholders by increasing costs to the Fund (such as brokerage commissions), disrupting portfolio management strategies, and diluting the value of the shares of long-term shareholders in cases in which fluctuations in markets are not fully priced into the Fund's NAV.  The Fund's Board of Directors is firmly opposed to allowing shareholders of the Fund to engage in these types

11

of practices.  Accordingly, the Board of Directors has adopted policies and procedures designed to discourage excessive or short-term trading of Fund shares.  You should be aware that there is the risk that the Fund's policies and procedures will prove ineffective in whole or in part to detect or prevent frequent trading.  The Fund may alter its policies at any time without prior notice to shareholders.

Although shareholders who engage in market timing activities can harm the Fund, the Board has noted an important distinction between market timers, who the Board seeks to discourage from using the Fund, and other shareholders.  Shareholders who purchase Fund shares and then, for whatever reason, must redeem them are not market timers.  Market timers are shareholders who repeatedly purchase and redeem shares in the Fund in an attempt to gain short-term advantages from their trading activity.  These types of shareholders are disruptive to the Fund, and it is these types of shareholders that the Fund seeks to discourage from purchasing Fund shares.

In order to discourage frequent purchasing and redemption of Fund shares, the Fund reserves the right, but does not have the obligation, to reject any purchase or exchange transaction at any time.  In addition, Forester Capital has been granted the authority to impose restrictions in addition to those that are otherwise stated in this prospectus on purchases or exchanges under conditions where Forester Capital has identified a trading pattern by a shareholder that is particularly disruptive, excessive, or extremely short-term in duration.

The Fund further prohibits any person associated with the Fund from entering into any arrangement with any person to permit frequent purchases and redemption of Fund shares.  The Fund's Chief Compliance Officer is responsible for monitoring the Fund's policies and procedures to discourage frequent purchases and redemptions and prepares periodic reports to the board concerning the implementation and effectiveness of those policies and procedures.

Forester Capital is authorized to suspend the Fund's policies during periods of severe market turbulence or national emergency only.  There is no assurance that Forester Capital will exercise this authority or that by exercising this authority the Fund will be protected from the risks associated with frequent trading.  The actions of Forester Capital are periodically reviewed with the Board of Directors.

DIVIDENDS, DISTRIBUTIONS AND TAXES

The Fund distributes substantially all of its net investment income and its capital gains annually.  You have two distribution options:

o

Automatic Reinvestment Option - Both dividend and capital gains distributions will be reinvested in additional Fund Shares.

o

All Cash Option - Both dividend and capital gains distributions will be paid in cash.

You may make this election on the Share Purchase Application. You may change your election by writing to the Fund at the address given above.

The Fund's distributions, whether received in cash or additional shares of the Fund, may be subject to federal and state income tax. These distributions may be taxed as ordinary income and capital gains (which may be taxed at different rates depending on the length of time the Fund holds the assets generating the capital gains).  The Funds expect that its distributions, as a result of its investment objectives or strategies, will consist primarily of ordinary income or capital gains.  An exchange of the Fund's shares for shares of another fund will be treated as a sale of the Fund's shares and any gain on the transaction may be subject to federal and state income tax.

The Fund annually will endeavor to qualify for and elect tax treatment applicable to a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 (the "Code"). The Fund has so qualified in each of its fiscal years. If a Fund fails to qualify as a regulated investment company under Subchapter M in any fiscal year, it will be treated as a corporation for federal income tax purposes. As such the Fund would be required to pay income taxes on its net investment income and net realized capital gains, if any, at the rates generally applicable to corporations.   Stockholders of a Fund that did not qualify as a regulated investment company under Subchapter M would not be liable for income tax on the Fund's net investment income or net realized capital gains in their individual capacities. Distributions to stockholders, whether from the Fund's net investment income or net realized capital gains, would be treated as taxable dividends to the extent of current or accumulated earnings and profits of the Fund.

The Fund intends to distribute all of its net investment income and net capital gain each fiscal year. Dividends from net investment income (including short-term capital gain) are taxable to investors as ordinary income, whereas distributions of net realized long-term capital gains are taxable as long-term capital gains regardless of the stockholder's holding period for the shares.   Such dividends and distributions are taxable to stockholders, whether received in cash or in additional shares of the respective Funds.  A portion of the Fund's income distributions may be eligible for the 70% dividends-received deduction for domestic corporate stockholders.

Any dividend or capital gain distribution paid shortly after a purchase of shares of a Fund will have the effect of reducing the per share net asset value of such shares by the amount of the dividend or distribution.  Furthermore, if the net asset value of the shares of a Fund immediately after a dividend or distribution is less than the cost of such shares to the investor, the dividend or distribution will be taxable to the investor.

Redemption of shares will generally result in a capital gain or loss for income tax purposes. The tax treatment of such capital gain or loss will depend upon the stockholder's holding period. However, if a loss is realized on shares held for six months or less, and the stockholder received a capital gain distribution during that period, then such loss is treated as a long-term capital loss to the extent of the capital gain distribution received.

12

This section is not intended to be a full discussion of present or proposed federal income tax laws and the effect of such laws on an investor.  Investors are urged to consult with their respective tax advisers for a complete review of the tax ramifications of an investment in a Fund.

PRIVACY POLICY

The following is a description of the Fund's policies regarding disclosure of nonpublic personal information that you provide to the Fund or that the Fund collects from other sources.  In the event that you hold shares of the Fund through a broker-dealer or other financial intermediary, the privacy policy of your financial intermediary would govern how your nonpublic personal information would be shared with unaffiliated third parties.

Categories of Information the Fund Collects.  The Fund collects the following nonpublic personal information about you:

o    Information the Fund receives from you on or in applications or other forms, correspondence, or conversations (such as your name, address, phone number, social security number, assets, income and date of birth); and

o    Information about your transactions with the Fund, its affiliates, or others (such as your account number and balance, payment history, parties to transactions, cost basis information, and other financial information).

Categories of Information the Fund Discloses.  The Fund does not disclose any nonpublic personal information about its current or former shareholders to unaffiliated third parties, except as required or permitted by law.  The Fund is permitted by law to disclose all of the information it collects, as described above, to its service providers (such as the Fund's custodian and transfer agent) to process your transactions and otherwise provide services to you.

Confidentiality and Security.  The Fund restricts access to your nonpublic personal information to those persons who require such information to provide products or services to you.  The Fund maintains physical, electronic and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

13

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the financial performance of The Forester Value Fund's operations for the last five fiscal years.  Certain information reflects financial results for a single Fund share.  The total returns in the table represent the rate that an investor would have earned on an investment in the Fund (assuming reinvestment of all dividends and distributions).  This information has been audited by Sanville & Company, whose report, along with the Fund's financial statements for the period ended March 31, 2018, are included in the Fund's Audited Annual Report which is available without charge upon request.

THE FORESTER VALUE FUND - Class N shares
	2018	2017	2016	2015	2014
(For a share outstanding throughout each period)

Net Asset Value, at Beginning of Year	$11.12	$12.26	$12.54	$12.50	$12.08
Income From Investment Operations:
Net investment income*	0.10	0.07	0.04	0.05	0.08

Net Gain (Loss) on Securities (Realized and Unrealized)	0.26	(1.16)	(0.27)	0.07	0.43

Total from Investment Operations	0.36	(1.09)	(0.23)	0.12	0.51

Distributions:
Net Investment Income	(0.13)	(0.05)	(0.05)	(0.08)	(0.09)
Realized Gains	-	-	-	-	-
Total from Distributions	(0.13)	(0.05)	(0.05)	(0.08)	(0.09)

Net Asset Value, at End of Year	$11.35	$11.12	$12.26	$12.54	$12.50

Total Return**	3.23%	(8.92%)	(1.86%)	0.96%	4.25%

Ratios/Supplemental Data:
Net Assets End of Period (Thousands)	$9,768	$22,251	$37,732	$49,709	99,266

Ratio of Expenses to Average Net Assets:	1.25%	1.25%	1.25%	1.25%	1.25%
Ratio of Net Investment Income to Average Net Assets	0.86%	0.39%	0.33%	0.36%	0.63%
Portfolio turnover	13.11%	12.76%	5.73%	13.72%	6.91%

** Assumes reinvestment of dividends.

14

FOR MORE INFORMATION

To learn more about the Forester Funds you may request the Statement of Additional Information (or "SAI") which is incorporated herein by reference.

You may also learn more about the Fund's investments in its annual and semi-annual reports to shareholders.  Those reports discuss the market conditions and investment strategies that significantly affected the Fund's performance during its most recent fiscal period.

The SAI, reports to shareholder and other information are all available to shareholders and prospective investors without charge, simply by calling (toll-free) 1-800-388-0365 or by visiting the Fund's Internet site at http://www.forestervalue.com.  Also call this number if you have a question or would like other information about the Forester Funds.

The general public can review and copy information about the Forester Funds (including the SAI and other reports) at the Securities and Exchange Commission's Public Reference Room in Washington, D.C. (Please call 1-202-942-8090 for information on the operations of the Public Reference Room.)  Reports and other information about the Forester Funds are also available at the Securities and Exchange Commission's Internet site at http://www.sec.gov and copies of this information may be obtained, by e-mail request at publicinfo@sec.gov, or upon payment of a duplicating fee, by writing to the SEC's Public Reference Section, 100 F Street, N.E., Washington, D.C. 20549.

811-9391

8000 Town Centre Drive, Suite 400

Broadview Heights, OH 44147

1-800-388-0365

PROSPECTUS

Class N shares FVALX

July 30, 2018

Forester Value Fund

Prospectus

Class I shares FVILX

July 30, 2018

Forester Funds

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved any of the Fund’s shares or determined whether this prospectus is truthful or complete.  Anyone who tells you otherwise is committing a criminal offense.

SUMMARY SECTION

PAGE

     Investment Objective

3

     Fees and Expenses of the Fund

3

     Principal Investment Strategies

3

     Principal Risks

4

     Fund Performance

5

     Portfolio Management

6

     Purchase and Sale of Fund Shares

6

     Tax Information

6

     Payments to Broker-Dealers and Other Financial Intermediaries

6

Additional Information about Strategies and Risks

6

Organization, Management & Management Fees

8

Fund's Share Price

8

Purchase of Shares

9

Distribution Plan

10

Redeeming Shares

10

Dividends, Distributions and Taxes

12

Privacy Policy

13

Financial Highlights

14

For More Information

back cover

SUMMARY SECTION

INVESTMENT OBJECTIVE

THE FORESTER VALUE FUND (the "FUND") seeks maximum long-term capital growth.

FEES AND EXPENSES OF THE FUND

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Forester Value Fund.

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)	CLASS I
Management Fees	0.89%
Other Expenses	0.10%
Acquired Fund Fees and Expenses	0.02%
Total Annual Fund Operating Expenses (1)	1.01%

 (1)

The Total Annual Fund Operating Expenses in this fee table will not correlate to the expense ratio in the Fund's financial statements because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in other mutual funds.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Forester Value Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of these periods.  The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class I	$103	$322	$558	$1,236

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual operating expenses or in the Example affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 13.11% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

THE FORESTER VALUE FUND invests in the stocks of large U.S. companies that it believes are undervalued and have great appreciation potential.  It may also take defensive positions when the manager believes that the overall stock market is highly valued or that market conditions warrant it.

The Fund generally purchases a stock only at a price Forester Capital Management ("Forester Capital"), the Fund’s investment manager (the “manager”), deems significantly below the intrinsic value of the company - Forester Capital's estimate of the amount a buyer would pay to own the entire company.  Forester Capital performs its own fundamental analysis of the company.

The Fund places special focus on companies whose current market prices are low in relation to earnings and have great appreciation potential. In addition to stocks with low prices relative to earnings, Forester Capital also considers factors such as the following about the issuer:

      Book-to-market value

      Price-to-cash flow ratio

      Price-to-sales ratio

      Earnings estimates for the next 12 months

      Five-year return on equity

Under normal market conditions, the fund invests at least 65% of its net assets (at market value at the time of purchase) in the common stocks of large companies that have market capitalizations greater than $5.0 billion. The fund may emphasize sectors more or less than the S&P 500.  The Fund may also invest in stock index options.

3

The Fund may sell a stock when Forester Capital thinks the stock is too expensive compared to Forester Capital's estimate of the company's intrinsic value, changing circumstances affect the original reasons for a company's purchase, a company exhibits deteriorating fundamentals or more attractive alternatives exist.

MARKET EXPOSURE:  In order to try to enhance returns, the manager may vary the Fund's exposure to the overall stock market.  The manager may reduce market exposure when the manager believes that the overall stock market is highly valued or that market conditions warrant it.  During these defensive periods, the Fund may invest some or all of its assets in stock index options, money market funds, U.S. Treasury, or U.S. Agency fixed income instruments with a maturity of less than five years.

PRINCIPAL RISKS

Like all mutual funds that invest in stocks, the Forester Funds take investment risks and it is possible for you to lose money by investing in the Fund.  The manager's ability to choose suitable investments for the Fund has a significant impact on the Fund's ability to achieve its investment objective.  The principal factors that might reduce the Fund's return include:

Stock Market Risk:  The Fund invests primarily in common stocks and other equity securities.  Over time, stocks have shown greater growth than other types of securities.  In the short-term, however, stock prices fluctuate widely in response to company, market, economic or other news.

Value Investing Risk:  From time to time "value" investing falls out of favor with investors.  When it does, there is the risk that the market will not recognize a company's improving fundamentals as quickly as it normally would.  During these periods, the Fund's relative performance may suffer.

Emphasize Sector:  If the Fund has a higher percentage of its total assets invested in a particular sector, changes affecting that sector may have a significant impact on the Fund's overall portfolio.

Varying Market Exposure:  If the Fund is in a defensive or offensive position, the Fund may not go in the same direction as the market and the Fund's performance may suffer.

Large-Size Company Risks:  The Fund normally invests the majority of its assets in larger companies.  Larger, more established companies may be unable to respond quickly to new competitive challenges like changes in consumer tastes or innovative smaller competitors.  Also, larger companies are sometimes unable to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansion.

Options Risk:  The primary risks associated with options investments are: (1) the risk that changes in the value of the investment will not correlate to changes in the value of the underlying security, which may result in imperfect hedging of a portfolio position, (2) options are more volatile than stocks and therefore may be subject to disproportionately larger gains or losses; and (3)  the risk that the use of an option strategy to enhance the return of a portfolio will fail, with negative consequences to the Fund.  Put options may not go in the same direction as the market and the Fund’s performance may suffer.  Accordingly, the Fund will limit its exposure to options to 5% of the value of the portfolio, based on the cost of the options, at any one time.

Fixed Income Risk:  The primary risk associated with fixed income are: (1) the fixed income instrument may not go in the same direction as the market and the Fund’s performance may suffer; (2) interest rates may rise, reducing the principal value of the instrument; and (3) the credit rating of the U.S. Agency instrument may materially differ from a similar U.S. Treasury.

Turnover Risk:  Portfolio turnover refers to the rate at which the securities held by the Fund are replaced. The higher the rate, the higher the transactional and brokerage costs associated with the turnover which may reduce the Fund’s return, unless the securities traded can be bought and sold without corresponding commission costs.  Active trading of securities may also increase the Fund’s realized short-term capital gains or losses, which may affect the taxes you pay as a Fund shareholder.  Short-term capital gains are taxed as ordinary income under federal income tax laws.

An investment in the Fund is not a bank deposit, and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other Government agency.

Because of these risks the Fund is a suitable investment only for those investors who have long-term investment goals.  Prospective investors who are uncomfortable with an investment that will increase and decrease in value should not invest in the Fund.

4

FUND PERFORMANCE – Class I Shares

The Bar Chart and Table set out below help show the returns and risks of investing in the Fund.  They show changes in the Fund’s calendar year performance over the lifetime of the Fund and compare the Fund’s average annual returns for periods of one year and since inception to an appropriate index during corresponding periods.  You should be aware that the Fund’s past performance (before and after taxes) is no guarantee or indication that the Fund will perform similarly in the future.

Annual Total Returns

*For the period 6/8/09 (inception) to 12/31/09.

The year-to-date return for Class I shares as of June 30, 2018  was  .53%.

From 6/8/09 (the share class’s inception) to 12/31/17, the highest quarterly return was 11.42% for the quarter ended 9/30/09.  The lowest quarterly return was -4.75% for the quarter ended 3/31/10).

AVERAGE ANNUAL TOTAL RETURNS

The table below shows the Fund's Class I shares average annual total returns (before and after taxes) and the change in value of a broad-based market index over various periods ended December 31, 2017.  The information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for one year and since inception compare with those of a broad measure of the market’s performance.  The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

After-tax returns are calculated using the highest individual federal marginal income tax rate in effect at the time of each distribution and assumed sale, but do not include the impact of state and local taxes.

Your actual after-tax returns depend on your own tax situation and may differ from those shown.  After-tax returns reflect past tax effects and are not relevant to investors who hold their Fund shares in a tax-deferred account  (including a 401(k) or IRA account), or to investors that are tax-exempt.

AVERAGE ANNUAL TOTAL RETURNS (for periods ended December 31, 2017)

FUND/INDEX			Since
Forester Value Fund-Class I	1 YEAR	5 YEARS	Inception*
Return before taxes	-1.61%	0.33%	1.87%
Return after taxes on distributions	-2.07%	-0.03%	1.55%
Return after taxes on distributions and sale of Fund shares	-0.91%	0.10%	1.32%
S&P 500 Index (index reflects no deduction for fees, expenses or taxes)	21.83%	15.79%	8.50%
* Inception 6/8/2009

5

PORTFOLIO MANAGEMENT

Investment Adviser:  Forester Capital Management, Ltd.

Portfolio Manager:  Thomas H. Forester, President of the Fund’s investment adviser, has been the Fund’s portfolio manager since the Fund’s inception (9/10/99).

PURCHASE AND SALE OF FUND SHARES

Minimum Initial Investment

To Place Orders

$25,000 for new accounts

By Mail:

Forester Value Fund - Class I

c/o Mutual Shareholder Services

8000 Town Centre Drive, Suite 400

Broadview Heights, OH 44147

By Phone:

800-388-0365

Minimum Subsequent Investment

$100 for all existing accounts

You may sell or redeem shares through your dealer or financial adviser, by writing to the address above or by telephone at the number above.

TAX INFORMATION

The Fund’s distributions will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred account, such as a 401(k) plan, individual retirement account (IRA) or 529 college savings plan.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase Fund shares through a broker-dealer or other financial intermediary (such as a bank or trust company), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services.  These payments may create conflicts of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.

ADDITIONAL INFORMATION ABOUT STRATEGIES AND RISK

PRINCIPAL INVESTMENT STRATEGIES

The Fund seeks maximum long-term capital growth.  The Fund may change this objective without the approval of shareholders, but will give shareholders not less than thirty (30) days advance notice if it does so.

The Fund invests in the stocks of large U.S. companies that it believes are undervalued and have great appreciation potential.  It may also take defensive positions when the manager believes that the overall stock market is highly valued or that market conditions warrant it.

The Fund generally purchases a stock only at a price Forester Capital Management ("Forester Capital"), the Fund’s investment manager (the “manager”), deems significantly below the intrinsic value of the company - Forester Capital's estimate of the amount a buyer would pay to own the entire company.  Forester Capital performs its own fundamental analysis of the company.

The Fund places special focus on companies whose current market prices are low in relation to earnings and have great appreciation potential. In addition to stocks with low prices relative to earnings, Forester Capital also considers factors such as the following about the issuer:

      Book-to-market value

      Price-to-cash flow ratio

      Price-to-sales ratio

      Earnings estimates for the next 12 months

      Five-year return on equity

Securities may be undervalued as a result of overreaction by investors to unfavorable news about a company, industry or the stock markets in general or as a result of a market decline, poor economic conditions, or actual or anticipated unfavorable developments affecting the company.  This undervaluation may lead to great appreciation potential for the security.

6

The Fund may sell a stock when Forester Capital thinks the stock is too expensive compared to Forester Capital's estimate of the company's intrinsic value, changing circumstances affect the original reasons for a company's purchase, a company exhibits deteriorating fundamentals or more attractive alternatives exist.

Under normal market conditions, the fund invests at least 65% of its net assets (at market value at the time of purchase) in the common stocks of large companies that have market capitalizations greater than $5.0 billion.  The Fund may also invest in preferred stocks, convertible securities, warrants and foreign securities.  The Fund may also invest in stock index futures, stock index options and exchange traded funds.  The Fund may change this objective without the approval of shareholders, but will give shareholders not less than thirty (30) days advance notice if it does so.  A description of the policies and procedures employed by the Fund with respect to the disclosure of Fund portfolio holdings is available in the Fund’s statement of additional information (“SAI”), dated July 30, 2018.

MARKET EXPOSURE.  In order to try to enhance returns, the manager may vary the Fund's exposure to the overall stock market.  The manager may reduce market exposure when the manager believes that the overall stock market is highly valued or that market conditions warrant it.  During these defensive periods, the Fund may invest some or all of its assets in stock index futures, options, other funds or fixed income instruments.  If the Fund sells index futures, buys index puts, or buys inverse funds or inverse ETFs, these investments move inverse to the market.  They protect the fund in falling markets, but hurt performance if the market rises.  Taking a defensive position may cause the Fund to not achieve its investment objective.

PRINCIPAL RISKS

Like all mutual funds that invest in stocks, the Forester Funds take investment risks and it is possible for you to lose money by investing in the Fund.  The manager's ability to choose suitable investments for the Fund has a significant impact on the Fund's ability to achieve its investment objective.  The principal factors that might reduce the Fund's return include:

Stock Market Risk:  The Fund invests primarily in common stocks and other equity securities.  Over time, stocks have shown greater growth than other types of securities.  In the short-term, however, stock prices fluctuate widely in response to company, market, economic or other news.

Value Investing Risk:  From time to time "value" investing falls out of favor with investors.  When it does, there is the risk that the market will not recognize a company's improving fundamentals as quickly as it normally would.  During these periods, the Fund's relative performance may suffer.

Emphasize a Sector Risk:  If the Fund has a higher percentage of its total assets invested in a particular sector, changes affecting that sector may have a significant impact on the Fund's overall portfolio.

Varying Market Exposure Risk:  If the Fund is in a defensive or offensive position, the Fund may not go in the same direction as the market and the Fund's performance may suffer.

Large-Size Company Risks:  The Fund normally invests the majority of its assets in larger companies.  Larger, more established companies may be unable to respond quickly to new competitive challenges like changes in consumer tastes or innovative smaller competitors.  Also, larger companies are sometimes unable to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansion.

Options Risk:  The primary risks associated with options investments are: (1) the risk that changes in the value of the investment will not correlate to changes in the value of the underlying security, which may result in imperfect hedging of a portfolio position, (2) options are more volatile than stocks and therefore may be subject to disproportionately larger gains or losses; and (3)  the risk that the use of an option strategy to enhance the return of a portfolio will fail, with negative consequences to the Fund.  Put options may not go in the same direction as the market and the Fund’s performance may suffer.  Accordingly, the Fund will limit its exposure to options to 5% of the value of the portfolio, based on the cost of the options, at any one time.

Stock Index Futures Risk:  The primary risks associated with futures investments are: (1) the risk that changes in the value of the investment will not correlate to changes in the value of the underlying security, which may result in imperfect hedging of a portfolio position, (2) futures are more volatile than stocks and therefore may be subject to disproportionately larger gains or losses; and (3)  the risk that the use of an futures strategy to enhance the return of a portfolio will fail, with negative consequences to the Fund.  Accordingly, the Fund will limit its exposure to futures to 5% of the value of the portfolio, based on the cost of the futures, at any one time.

Fixed Income Risk:  The primary risk associated with fixed income are: (1) the fixed income instrument may not go in the same direction as the market and the Fund’s performance may suffer; (2) interest rates may rise, reducing the principal value of the instrument; and (3) the credit rating of the U.S. Agency instrument may materially differ from a similar U.S. Treasury.

Turnover Risk:  Portfolio turnover refers to the rate at which the securities held by the Fund are replaced. The higher the rate, the higher the transactional and brokerage costs associated with the turnover which may reduce the Fund’s return, unless the securities traded can be bought and sold without corresponding commission costs.  Active trading of securities may also increase the Fund’s realized short-term capital gains or losses, which may affect the taxes you pay as a Fund shareholder.  Short-term capital gains are taxed as ordinary income under federal income tax laws.

7

An investment in the Fund is not a bank deposit, and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other Government agency.

Because of these risks the Fund is a suitable investment only for those investors who have long-term investment goals.  Prospective investors who are uncomfortable with an investment that will increase and decrease in value should not invest in the Fund.

Portfolio Holdings

A description of the Fund’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund’s Statement of Additional Information.

ORGANIZATION, MANAGEMENT & MANAGEMENT FEES

Organization:  Forester Value Fund is a series of Forester Funds, Inc.

Management:  The Fund is managed by Forester Capital Management, Ltd. (“Forester Capital”), which selects the Fund's investments and handles its business affairs under the direction of the Fund’s board of directors.  Forester Capital (the "Adviser") was incorporated in 1999 and its address is: 612 Paddock, Libertyville, IL 60048.

Portfolio Manager:  The Forester Value Fund has been managed since its inception by Thomas H. Forester, CFA.  Mr. Forester has been the President and Chief Investment Officer of Forester Capital since its inception and is primarily responsible for the day-to-day management of the Fund.  Mr. Forester has extensive money management experience.  He was an officer and portfolio manager from May 1997 through January, 1999 with Dreman Value Advisors, Inc. and its successor firm, Scudder Investments Inc. where he managed over $1.4 billion in value assets, and an officer and portfolio manager from 1995 to 1997 with Peregrine Capital Management Inc., a subsidiary of Wells Fargo.  He was also an officer and portfolio manager for Thomas White International from 1992 to 1995.

Mr. Forester holds an MBA from the Kellogg School at Northwestern University and a BA degree in economics (with honors) from the University of Colorado (1981).

Mr. Forester has appeared in articles in Fortune Magazine, Barron’s, Business Week, Smart Money, Kiplinger’s, Washington Post, USA Today and Dow Jones Marketwatch.

The Fund’s SAI contains more information about the Portfolio Managers’ compensation, other accounts managed by the Portfolio Manager, and the Portfolio Manager’s ownership of Fund shares.

Management and Administrative Fees:  The Forester Value Fund pays fees to Forester Capital for serving as its investment adviser and providing administrative services.  The annual fees are determined as a percentage of average daily net assets.  Expenses paid out of the Fund's assets are reflected in the share price and dividends.  As of the date of this Prospectus, the Fund pays Forester Capital management fees of 0.89% of the Fund's average daily net assets.  Class I shares pay Forester Capital an administrative fee for all other expenses related to its daily operations of 0.10%.  Under the administration agreement, Forester Capital provides administrative services and pays all expenses related to the Fund's daily operations, excluding the management fees and certain excluded expenses.  These expenses reflect current fees of the Fund, which are different from periods prior to the effective date of this Prospectus.  The Fund’s Annual Report or Semi-Annual Report contains more information about the factors considered by the Board when it last renewed the investment advisory agreement with Forester Capital.  During the fiscal year ended March 31, 2018 , the Fund paid Forester Capital 0.89% of the Fund's average daily assets in management fees and 0.10% of the Fund's average daily assets in administration fees.

FUND'S SHARE PRICE

The price at which investors purchase Class I shares of the Fund and at which shareholders redeem Class I shares of the Fund is called net asset value.  The Fund calculates net asset value (“NAV”) for each class as of the close of regular trading on the New York Stock Exchange (normally 4:00 p.m. Eastern Time) on each day the New York Stock Exchange is open for trading.  The New York Stock Exchange is closed on holidays (New Year's Day, Martin Luther King, Jr. Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day) and weekends.  The Fund's shares will not be priced when the New York Stock Exchange is closed.  The Fund calculates net asset value based on the market prices of the securities.  The Fund will process purchase and redemption orders that it receives in good order prior to the close of regular trading on a day that the New York Stock Exchange is open at the net asset value determined later that day.  It will process purchase orders that it receives in good order and accepts and redemption orders that it receives in good order after the close of regular trading at the net asset value determined at the close of regular trading on the next day the New York Stock Exchange is open.  “Good order” means that your purchase or redemption request includes the name of the Fund, the name of the shareholder(s), the dollar amount of shares to be purchased or redeemed, a completed account application (for initial purchase), and, for purchases, a check payable to the Fund, unless payment is made by wire transfer.

Fair Value Pricing

The Board of Directors has delegated to Forester Capital responsibility for determining the value of Fund portfolio securities under certain circumstances.  Under such circumstances, Forester Capital will use its best efforts to arrive at the fair value of a security held by the Fund

8

under all reasonably ascertainable facts and circumstances.  Forester Capital must prepare a report for the Board not less than quarterly containing a complete listing of any securities for which fair value pricing was employed and detailing the specific reasons for such fair value pricing.  The Fund has adopted written policies and procedures to guide Forester Capital with respect to the circumstances under which, and the methods to be used, in fair valuing securities.

The Fund invests the vast majority of its assets in frequently traded exchange listed securities of domestic issuers with relatively liquid markets and calculate its NAV as of the time those exchanges close.  The Fund typically does not invest in securities on foreign exchanges or in illiquid or restricted securities.  Accordingly, there may be very limited circumstances under which the Fund would ever hold a security that would need to be fair value priced.  Examples of when it would be likely that a portfolio security would require fair value pricing include but are not limited to:  if the exchange on which a portfolio security traded were to close early; if trading in a particular security were to be halted on an exchange and did not resume trading prior to calculation of NAV; if a significant event that materially affected the value of a security were to occur after the securities' exchange had closed but before the Fund's NAV had been calculated; and if a security that had a significant exposure to foreign operations was subject to a material event or occurrence in a foreign jurisdiction in which the company had significant operations.

When a security is fair value priced, it means that Forester Capital is calculating the value of that security on a day and under circumstances where reliable pricing information from normal sources is not available.  Accordingly, there is always the possibility that Forester Capital's calculations concerning security value could be wrong, and as a result, the Fund's NAV on that day could be higher or lower, depending on how the security was valued, than would otherwise be the case.

PURCHASE OF SHARES

How to Purchase Shares from the Funds

1. Read this Prospectus carefully

2. Determine how much you want to invest keeping in mind the following minimums:

Account Type	Class I
New Accounts	$25,000
New IRA accounts	$25,000
Additions to existing accounts	$100

If your investment is aggregated into an omnibus account established by a plan sponsor, investment adviser, broker or other intermediary, the account minimums apply to the omnibus account, not to your individual investment.  If you purchase or redeem shares through a broker-dealer or another intermediary, you may be charged a fee by that intermediary.

3. Complete the Share Purchase Application accompanying this Prospectus, carefully following the instructions including designation of share class.  For additional investments, complete the reorder form attached to your confirmation statements (The Fund has additional Purchase Applications and reorder forms if you need them.)  If you have any questions, please call 1-800-388-0365.

4. Make your check payable to "The Forester Funds, Inc." or to the “Forester Value Fund”.  All checks must be drawn on U.S. banks.  The Funds will not accept cash or third party or starter checks.  A $25 fee will be charged against your account for any payment check returned for insufficient funds.  You will also be responsible for any losses suffered by a Fund as a result.

5. Send the completed and signed application and check by first class mail, overnight delivery or registered mail to:

The Forester Value Fund

c/o Mutual Shareholder Services

8000 Town Centre Drive, Suite 400

Broadview Heights, OH 44147

Forester Value Fund does not accept shareholder investment checks at its corporate offices.  Checks received at those offices will be forwarded to Mutual Shareholder Services and will not be effective until the order is received and accepted there.

By Wire – Please call 800-388-0365 for wire instructions.

Retirement Plans

Since the Fund is oriented to longer term investments, the Fund may be an appropriate medium for tax-sheltered retirement plans, including: individual retirement accounts ("IRAs"); simplified employee pensions ("SEPs"); 401(k) plans; qualified corporate pension and profit-sharing plans (for employees); tax deferred investment plans (for employees of public school systems and certain types of charitable organizations); and other qualified retirement plans.  You may download forms from our website, or you may contact Mutual Shareholder Services, the transfer agent, at 1-800-388-0365 for the procedure to open an IRA or SEP plan, as well as more specific information regarding these retirement plan options.  Please consult with an attorney or tax advisor regarding these plans.  You must pay custodial fees

9

for your IRA by redemption of sufficient shares of the Fund from the IRA unless you pay the fees directly to the IRA custodian.  Call the transfer agent about the IRA custodial fees.

Purchasing Shares from Broker-dealers, Financial Institutions and Others

Some broker-dealers may sell shares of the Fund.  These broker-dealers may charge you a fee in addition to any fees imposed by the Fund, either at the time of purchase or redemption.  The fee, if charged, is retained by the broker-dealer and not remitted to the Funds or the Adviser.

The Funds may enter into agreements with broker-dealers, financial institutions or other service providers ("Servicing Agents") that may include the Funds as investment alternatives in the programs they offer or administer.   Servicing agents may:

1. Become shareholders of record of the Fund.  This means all requests to purchase additional shares and all redemption requests must be sent through the Servicing Agent.  This also means that purchases made through Servicing Agents are not subject to the Fund's minimum purchase requirements.

2. Use procedures and impose restrictions that may be in addition to, or different from, those applicable to investors purchasing shares directly from the Funds.

3. Charge fees to their customers for the services they provide them.  Also, the Funds (through 12b-1 fees) may pay fees to Servicing Agents to compensate them for selling the Funds.  The Adviser (from its management fees) may pay fees to Servicing Agents to compensate them for the services they provide their customers, including administrative services.

4. Be allowed to purchase shares by telephone with payment to follow the next day.  If the telephone purchase is made prior to the close of regular trading on the New York Stock Exchange, it will receive same day pricing.

5. Be authorized to accept purchase orders on behalf of the Fund.  This means that the Fund will process the purchase order at the net asset value which is determined following the Servicing Agent's acceptance of the customer's order.

If you decide to purchase shares through Servicing Agents, please carefully review the program materials provided to you by the Servicing Agent.  When you purchase shares of the Fund through a Servicing Agent, it is the responsibility of the Servicing Agent to place your order with the Fund on a timely basis.  If the Servicing Agent does not, or if it does not pay the purchase price to the Fund within the period specified in its agreement with the Fund, it may be held liable for any resulting fees or losses.

Other Information about Purchasing Shares of the Fund

The Fund may reject any share purchase applications for any reason.  The Fund will not accept initial purchase orders made by telephone unless they are from a Servicing Agent which has an agreement with the Fund.

The Fund will only issue shares in book form.  The Fund will send you a written confirmation for all purchases of shares.

DISTRIBUTION PLAN

Other Share Classes

The Fund offers two other class of shares (Class N and Class R.)  Class N and Class R, which are offered by separate Prospectus, is subject to lower minimum investments and pay Rule 12b-1 fees.

REDEEMING SHARES

General Redemption Information

You may redeem all or a portion of your shares at any time.  Your shares will be redeemed at the Fund's Class I per share NAV next determined after receipt of your instructions in good order as explained below.  The Fund's Class I NAV will fluctuate on a daily basis.  The redemption value of your shares may be more or less than the purchase price, depending on the market value of the investment securities held by the Fund at the time your redemption is processed.

How to Redeem (Sell) Shares by Mail

1. Prepare a letter of instruction containing:

o the name of the Fund(s) and share class

o account number(s)

o the amount of money or number of shares being redeemed

o the name(s) on the account

o daytime phone number

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o additional information that the Funds may require for redemptions by corporations, executors, administrators, trustees, guardians, or others who hold shares in a fiduciary or representative capacity.  Please contact the Fund in advance, if you have any questions at 1-800-388-0365.

2.  Sign the letter of instruction exactly as the shares are registered.

Joint ownership accounts must be signed by all owners.

3.  Have the signatures guaranteed by a commercial bank or trust company in the United States, a member firm of the New York Stock Exchange or other eligible guarantor institution in the following situations:

o The redemption request exceeds $25,000

o The redemption proceeds are to be sent to an address other than the address of record

o The Fund receives the redemption request within 30 business days of an address change.

A notarized signature is not an acceptable substitute for a signature guarantee.

4. Send the letter of instruction by first class mail, overnight delivery service or registered mail to:

The Forester Value Fund

c/o Mutual Shareholder Services

8000 Town Centre Drive, Suite 400

Broadview Heights, OH 44147

How to Redeem (Sell) Shares through Servicing Agents

If your shares are held by a Servicing Agent, you must redeem your shares through the Servicing Agent.  Contact the Servicing Agent for instructions on how to do so.

Payment of Redemption Proceeds

The redemption price per share you receive for redemption requests is the next determined net asset value after:

1.

The Fund receives your written request in proper form with all required information, as defined above under "How to Redeem (Sell) Shares by Mail" and "How to Redeem (Sell) Shares through Servicing Agents".

2.

A Servicing Agent that has been authorized to accept redemption requests on behalf of the Funds receives your request in accordance with its procedures.

For those shareholders who redeem shares by mail the Fund will mail a check in the amount of the redemption proceeds no later than the seventh day after it receives the redemption request in proper form with all required information.  Those shareholders who redeem shares through Servicing Agents will receive their redemption proceeds in accordance with the procedures established by the Servicing Agent.

As the Fund generally holds an allocation of cash, there is typically enough cash on hand in both stressed and non-stressed markets to fund redemptions.  If more liquidity is needed, the Fund may opt to sell T-bills.  In addition, the Fund’s equity securities are very liquid and can be sold if needed.

Other Redemption Considerations

When redeeming shares of the Fund, shareholders should consider the following:

1.

The redemption may result in a taxable gain.

2.

If you purchased shares by check, the Fund may delay the payment of redemption proceeds until they are reasonably satisfied the check has cleared (which may take up to 15 days from the date of purchase).

3.

For Class I shares, if your account balance falls below $25,000 because you redeem shares, you will be given 60 days to make additional investments so that your account balance is $25,000 or more.  If you do not, the Fund may close your account and mail the redemption proceeds to you.

4.

The Funds may pay redemption requests "in kind." This means that the Fund will pay redemption requests entirely or partially with securities rather than with cash.

Frequent Purchases and Redemptions of Fund Share

Frequent purchases and sales of Fund shares (popularly known as “market timing”) can harm shareholders in various ways, including reducing the returns to long-term shareholders by increasing costs to the Fund (such as brokerage commissions), disrupting portfolio management strategies, and diluting the value of the shares of long-term shareholders in cases in which fluctuations in markets are not fully priced into the Fund's NAV.  The Fund's Board of Directors is firmly opposed to allowing shareholders of the Fund to engage in these types of practices.  Accordingly, the Board of Directors has adopted policies and procedures designed to discourage excessive or short-term trading of Fund shares.  You should be aware that there is the risk that the Fund's policies and procedures will prove ineffective in whole or in part to detect or prevent frequent trading.  The Fund may alter its policies at any time without prior notice to shareholders.

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Although shareholders who engage in market timing activities can harm the Fund, the Board has noted an important distinction between market timers, who the Board seeks to discourage from using the Fund, and other shareholders.  Shareholders who purchase Fund shares and then, for whatever reason, must redeem them are not market timers.  Market timers are shareholders who repeatedly purchase and redeem shares in the Fund in an attempt to gain short-term advantages from their trading activity.  These types of shareholders are disruptive to the Fund, and it is these types of shareholders that the Fund seeks to discourage from purchasing Fund shares.

In order to discourage frequent purchasing and redemption of Fund shares, the Fund reserves the right, but does not have the obligation, to reject any purchase or exchange transaction at any time.  In addition, Forester Capital has been granted the authority to impose restrictions in addition to those that are otherwise stated in this prospectus on purchases or exchanges under conditions where Forester Capital has identified a trading pattern by a shareholder that is particularly disruptive, excessive, or extremely short-term in duration.

The Fund further prohibits any person associated with the Fund from entering into any arrangement with any person to permit frequent purchases and redemption of Fund shares.  The Fund's Chief Compliance Officer is responsible for monitoring the Fund's policies and procedures to discourage frequent purchases and redemptions and prepares periodic reports to the board concerning the implementation and effectiveness of those policies and procedures.

Forester Capital is authorized to suspend the Fund's policies during periods of severe market turbulence or national emergency only.  There is no assurance that Forester Capital will exercise this authority or that by exercising this authority the Fund will be protected from the risks associated with frequent trading.  The actions of Forester Capital are periodically reviewed with the Board of Directors.

DIVIDENDS, DISTRIBUTIONS AND TAXES

The Fund distributes substantially all of its net investment income and its capital gains annually.  You have two distribution options:

o

Automatic Reinvestment Option - Both dividend and capital gains distributions will be reinvested in additional Fund Shares.

o

All Cash Option - Both dividend and capital gains distributions will be paid in cash.

You may make this election on the Share Purchase Application. You may change your election by writing to the Fund at the address given above.

The Fund's distributions, whether received in cash or additional shares of the Fund, may be subject to federal and state income tax. These distributions may be taxed as ordinary income and capital gains (which may be taxed at different rates depending on the length of time the Fund holds the assets generating the capital gains).  The Funds expect that its distributions, as a result of its investment objectives or strategies, will consist primarily of ordinary income or capital gains.  An exchange of the Fund's shares for shares of another fund will be treated as a sale of the Fund's shares and any gain on the transaction may be subject to federal and state income tax.

The Fund annually will endeavor to qualify for and elect tax treatment applicable to a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 (the "Code"). The Fund has so qualified in each of its fiscal years. If a Fund fails to qualify as a regulated investment company under Subchapter M in any fiscal year, it will be treated as a corporation for federal income tax purposes. As such the Fund would be required to pay income taxes on its net investment income and net realized capital gains, if any, at the rates generally applicable to corporations.   Stockholders of a Fund that did not qualify as a regulated investment company under Subchapter M would not be liable for income tax on the Fund's net investment income or net realized capital gains in their individual capacities. Distributions to stockholders, whether from the Fund's net investment income or net realized capital gains, would be treated as taxable dividends to the extent of current or accumulated earnings and profits of the Fund.

The Fund intends to distribute all of its net investment income and net capital gain each fiscal year. Dividends from net investment income (including short-term capital gain) are taxable to investors as ordinary income, whereas distributions of net realized long-term capital gains are taxable as long-term capital gains regardless of the stockholder's holding period for the shares.   Such dividends and distributions are taxable to stockholders, whether received in cash or in additional shares of the respective Funds.  A portion of the Fund's income distributions may be eligible for the 70% dividends-received deduction for domestic corporate stockholders.

Any dividend or capital gain distribution paid shortly after a purchase of shares of a Fund will have the effect of reducing the per share net asset value of such shares by the amount of the dividend or distribution.  Furthermore, if the net asset value of the shares of a Fund immediately after a dividend or distribution is less than the cost of such shares to the investor, the dividend or distribution will be taxable to the investor.

Redemption of shares will generally result in a capital gain or loss for income tax purposes. The tax treatment of such capital gain or loss will depend upon the stockholder's holding period. However, if a loss is realized on shares held for six months or less, and the stockholder received a capital gain distribution during that period, then such loss is treated as a long-term capital loss to the extent of the capital gain distribution received.

This section is not intended to be a full discussion of present or proposed federal income tax laws and the effect of such laws on an investor.  Investors are urged to consult with their respective tax advisers for a complete review of the tax ramifications of an investment in a Fund.

12

PRIVACY POLICY

The following is a description of the Fund's policies regarding disclosure of nonpublic personal information that you provide to the Fund or that the Fund collects from other sources.  In the event that you hold shares of the Fund through a broker-dealer or other financial intermediary, the privacy policy of your financial intermediary would govern how your nonpublic personal information would be shared with unaffiliated third parties.

Categories of Information the Fund Collects.  The Fund collects the following nonpublic personal information about you:

o    Information the Fund receives from you on or in applications or other forms, correspondence, or conversations (such as your name, address, phone number, social security number, assets, income and date of birth); and

o    Information about your transactions with the Fund, its affiliates, or others (such as your account number and balance, payment history, parties to transactions, cost basis information, and other financial information).

Categories of Information the Fund Discloses.  The Fund does not disclose any nonpublic personal information about its current or former shareholders to unaffiliated third parties, except as required or permitted by law.  The Fund is permitted by law to disclose all of the information it collects, as described above, to its service providers (such as the Fund's custodian and transfer agent) to process your transactions and otherwise provide services to you.

Confidentiality and Security.  The Fund restricts access to your nonpublic personal information to those persons who require such information to provide products or services to you.  The Fund maintains physical, electronic and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

13

FINANCIAL HIGHLIGHTS

The financial highlights tables are intended to help you understand the financial performance of The Forester Value Fund's operations for the last five fiscal years.  Certain information reflects financial results for a single Fund share.  The total returns in the tables represent the rate that an investor would have earned on an investment in the Fund (assuming reinvestment of all dividends and distributions).  This information has been audited by Sanville & Company, whose report, along with the Fund's financial statements for the period ended March 31, 2018, are included in the Fund's Audited Annual Report which is available without charge upon request.

THE FORESTER VALUE FUND-Class I shares

For the Period Ended March 31,	2018	2017	2016	2015	2014

Net Asset Value, at Beginning of Period	$11.36	$12.57	$12.86	$12.77	$12.33
Income From Investment Operations:
Net investment income*	0.12	0.10	0.07	0.08	0.11
Net Gain (Loss) on Securities (Realized and Unrealized)	0.27	(1.19)	(0.28)	0.07	0.45
Total from Investment Operations	0.39	(1.09)	(0.21)	0.15	0.56

Distributions:
Net Investment Income	(0.12)	(0.12)	(0.08)	(0.06)	(0.12)
Realized Gains	-	-	-	-	-
Total from Distributions	(0.12)	(0.12)	(0.08)	(0.06)	(0.12)

Net Asset Value, at End of Year	$11.63	$11.36	$12.57	$12.86	$12.77

Total Return**	3.49%	(8.68%)	(1.60%)	1.16%	4.56%

Ratios/Supplemental Data:
Net Assets End of Period (Thousands)	$20,474	$29,594	$62,964	$77,464	$33,952
Ratio of Expenses to Average Net Assets	0.99%	0.99%	0.99%	0.99%	0.99%
Ratio of Net Investment Income to Average Net Assets	1.09%	0.65%	0.59%	0.63%	0.89%
Portfolio turnover	13.11%	12.76%	5.73%	13.72%	6.91%

* Per share net investment income has been determined on the basis of average number of shares outstanding during the period.
** Assumes reinvestment of dividends.

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FOR MORE INFORMATION

To learn more about the Forester Funds you may request the Statement of Additional Information (or "SAI") which is incorporated herein by reference.

You may also learn more about the Fund's investments in its annual and semi-annual reports to shareholders.  Those reports  discuss the market conditions and investment strategies that significantly affected the Fund's performance during its most recent fiscal period.

The SAI, reports to shareholder and other information are all available to shareholders and prospective investors without charge, simply by calling (toll-free) 1-800-388-0365 or by visiting the Fund's Internet site at http://www.forestervalue.com.  Also call this number if you have a question or would like other information about the Forester Funds.

The general public can review and copy information about the Forester Funds (including the SAI and other reports) at the Securities and Exchange Commission's Public Reference Room in Washington, D.C. (Please call 1-202-942-8090 for information on the operations of the Public Reference Room.)  Reports and other information about the Forester Funds are also available at the Securities and Exchange Commission's Internet site at http://www.sec.gov and copies of this information may be obtained, by e-mail request at publicinfo@sec.gov, or upon payment of a duplicating fee, by writing to the SEC's Public Reference Section, 100 F Street, N.E., Washington, D.C. 20549.

811-9391

8000 Town Centre Drive, Suite 400

Broadview Heights, OH 44147

1-800-388-0365

PROSPECTUS

Class I shares FVILX

July 30, 2018

Forester Value Fund

Prospectus

Class R shares FVRLX

July 30, 2018

Forester Funds

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved any of the Fund’s shares or determined whether this prospectus is truthful or complete.  Anyone who tells you otherwise is committing a criminal offense.

SUMMARY SECTION

PAGE

     Investment Objective

3

     Fees and Expenses of the Fund

3

     Principal Investment Strategies

3

     Principal Risks

4

     Fund Performance

5

     Portfolio Management

6

     Purchase and Sale of Fund Shares

6

     Tax Information

6

     Payments to Broker-Dealers and Other Financial Intermediaries

6

Additional Information about Strategies and Risks

6

Organization, Management & Management Fees

8

Fund's Share Price

8

Purchase of Shares

9

Distribution Plan

10

Redeeming Shares

10

Dividends, Distributions and Taxes

12

Privacy Policy

13

Financial Highlights

14

For More Information

back cover

SUMMARY SECTION

INVESTMENT OBJECTIVE

THE FORESTER VALUE FUND (the "FUND") seeks maximum long-term capital growth.

FEES AND EXPENSES OF THE FUND

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Forester Value Fund.

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)	CLASS R
Management Fees	0.89%
Distribution and/or Service (12b-1) Fees	0.50%
Other Expenses	0.11%
Acquired Fund Fees and Expenses	0.02%
Total Annual Fund Operating Expenses (1)	1.52%

(1) The Total Annual Fund Operating Expenses in this fee table will not correlate to the expense ratio in the Fund's financial statements because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in other mutual funds.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Forester Value Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of these periods.  The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class R	$155	$480	$829	$1,813

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual operating expenses or in the Example affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 13.11% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

THE FORESTER VALUE FUND invests in the stocks of large U.S. companies that it believes are undervalued and have great appreciation potential.  It may also take defensive positions when the manager believes that the overall stock market is highly valued or that market conditions warrant it.

The Fund generally purchases a stock only at a price Forester Capital Management ("Forester Capital"), the Fund’s investment manager (the “manager”), deems significantly below the intrinsic value of the company - Forester Capital's estimate of the amount a buyer would pay to own the entire company.  Forester Capital performs its own fundamental analysis of the company.

The Fund places special focus on companies whose current market prices are low in relation to earnings and have great appreciation potential. In addition to stocks with low prices relative to earnings, Forester Capital also considers factors such as the following about the issuer:

      Book-to-market value

      Price-to-cash flow ratio

      Price-to-sales ratio

      Earnings estimates for the next 12 months

      Five-year return on equity

Under normal market conditions, the fund invests at least 65% of its net assets (at market value at the time of purchase) in the common stocks of large companies that have market capitalizations greater than $5.0 billion.  The Fund may emphasize sectors more or less than the S&P 500.  The Fund may also invest in stock index options.

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The Fund may sell a stock when Forester Capital thinks the stock is too expensive compared to Forester Capital's estimate of the company's intrinsic value, changing circumstances affect the original reasons for a company's purchase, a company exhibits deteriorating fundamentals or more attractive alternatives exist.

MARKET EXPOSURE.  In order to try to enhance returns, the manager may vary the Fund's exposure to the overall stock market.  The manager may reduce market exposure when the manager believes that the overall stock market is highly valued or that market conditions warrant it.  During these defensive periods, the Fund may invest some or all of its assets in stock index options, money market funds, U.S. Treasury or U.S. Agency fixed income instruments with a maturity of less than five years.

PRINCIPAL RISKS

Like all mutual funds that invest in stocks, the Forester Funds take investment risks and it is possible for you to lose money by investing in the Fund.  The manager's ability to choose suitable investments for the Fund has a significant impact on the Fund's ability to achieve its investment objective.  The principal factors that might reduce the Fund's return include:

Stock Market Risk:  The Fund invests primarily in common stocks and other equity securities.  Over time, stocks have shown greater growth than other types of securities.  In the short-term, however, stock prices fluctuate widely in response to company, market, economic or other news.

Value Investing Risk:  From time to time "value" investing falls out of favor with investors.  When it does, there is the risk that the market will not recognize a company's improving fundamentals as quickly as it normally would.  During these periods, the Fund's relative performance may suffer.

Emphasize Sector Risk:  If the Fund has a higher percentage of its total assets invested in a particular sector, changes affecting that sector may have a significant impact on the Fund's overall portfolio.

Varying Market Exposure Risk:  If the Fund is in a defensive or offensive position, the Fund may not go in the same direction as the market and the Fund's performance may suffer.

Large-Size Company Risk:  The Fund normally invests the majority of its assets in larger companies.  Larger, more established companies may be unable to respond quickly to new competitive challenges like changes in consumer tastes or innovative smaller competitors.  Also, larger companies are sometimes unable to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansion.

Options Risk:  The primary risks associated with options investments are: (1) the risk that changes in the value of the investment will not correlate to changes in the value of the underlying security, which may result in imperfect hedging of a portfolio position, (2) options are more volatile than stocks and therefore may be subject to disproportionately larger gains or losses; and (3)  the risk that the use of an option strategy to enhance the return of a portfolio will fail, with negative consequences to the Fund.  Put options may not go in the same direction as the market and the Fund’s performance may suffer.  Accordingly, the Fund will limit its exposure to options to 5% of the value of the portfolio, based on the cost of the options, at any one time.

Fixed Income Risk:  The primary risk associated with fixed income are: (1) the fixed income instrument may not go in the same direction as the market and the Fund’s performance may suffer; (2) interest rates may rise, reducing the principal value of the instrument; and (3) the credit rating of the U.S. Agency instrument may materially differ from a similar U.S. Treasury.

Turnover Risk:  Portfolio turnover refers to the rate at which the securities held by the Fund are replaced. The higher the rate, the higher the transactional and brokerage costs associated with the turnover which may reduce the Fund’s return, unless the securities traded can be bought and sold without corresponding commission costs.  Active trading of securities may also increase the Fund’s realized short-term capital gains or losses, which may affect the taxes you pay as a Fund shareholder.  Short-term capital gains are taxed as ordinary income under federal income tax laws.

An investment in the Fund is not a bank deposit, and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other Government agency.

Because of these risks the Fund is a suitable investment only for those investors who have long-term investment goals.  Prospective investors who are uncomfortable with an investment that will increase and decrease in value should not invest in the Fund.

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FUND PERFORMANCE – Class R Share

The Bar Chart and Table set out below help show the returns and risks of investing in the Fund.  They show changes in the Fund’s calendar year performance over the lifetime of the Fund and compare the Fund’s average annual returns for periods of one year and since inception (12/28/10) to an appropriate index during corresponding periods.  You should be aware that the Fund’s past performance (before and after taxes) is no guarantee or indication that the Fund will perform similarly in the future.

Annual Total Returns

The year-to-date return for Class R shares as of June 30, 2018, was .35%.

From 12/28/2010 (the share class’s inception) through 12/31/2017, the highest and lowest quarterly returns were 6.45% and -4.43%, respectively, for the quarters ended March 30, 2013 and September 30, 2011.

Average Annual Total Returns

The table below shows the Fund's Class R shares average annual total returns (before and after taxes) and the change in value of a broad-based market index over various periods ended December 31, 2017.  The information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compare with those of broad measure of the market’s performance.  The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

After-tax returns are calculated using the highest individual federal marginal income tax rate in effect at the time of each distribution and assumed sale, but do not include the impact of state and local taxes.

Your actual after-tax returns depend on your own tax situation and may differ from those shown.  After-tax returns reflect past tax effects and are not relevant to investors who hold their Fund shares in a tax-deferred account  (including a 401(k) or IRA account), or to investors that are tax-exempt.

Average Annual Total Returns (for periods ended December 31, 2017)

FUND/INDEX			Since
Forester Value Fund-Class R	1 YEAR	5 YEARS	Inception*
Return before taxes	-2.09%	-0.12%	-0.65%
Return after taxes on distributions	-2.26%	-0.25%	-0.78%
Return after taxes on distributions and sale of Fund shares	-1.18%	-0.15%	-0.54%
S&P 500 Index (index reflects no deduction for fees, expenses or taxes)	21.83%	15.79%	8.50%

* Inception 12/28/2010

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PORTFOLIO MANAGEMENT

Investment Adviser:  Forester Capital Management, Ltd.

Portfolio Manager:  Thomas H. Forester, President of the Fund’s investment adviser, has been the Fund’s portfolio manager since the Fund’s inception (9/10/1999).

PURCHASE AND SALE OF FUND SHARES

Minimum Initial Investment

To Place Orders

$2,500 for new accounts

By Mail:

Forester Value Fund Class R

$2,000 for new IRA accounts

c/o Mutual Shareholder Services

8000 Town Centre Drive, Suite 400

Minimum Subsequent Investment

Broadview Heights, OH 44147

$100 for all existing accounts

By Phone:

1-800-388-0365

You may sell or redeem shares through your dealer or financial adviser, by writing to the address above or by telephone at the number above.

TAX INFORMATION

The Fund’s distributions will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred account, such as a 401(k) plan, individual retirement account (IRA) or 529 college savings plan.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase Fund shares through a broker-dealer or other financial intermediary (such as a bank or trust company), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services.  These payments may create conflicts of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.

ADDITIONAL INFORMATION ON STRATEGIES AND RISK

PRINCIPAL INVESTMENT STRATEGIES

The Fund seeks maximum long-term capital growth.  The Fund may change this objective without the approval of shareholders, but will give shareholders not less than thirty (30) days advance notice if it does so.

The Fund invests in the stocks of large U.S. companies that it believes are undervalued and have great appreciation potential.  It may also take defensive positions when the manager believes that the overall stock market is highly valued or that market conditions warrant it.

The Fund generally purchases a stock only at a price Forester Capital Management ("Forester Capital"), the Fund’s investment manager (the “manager”), deems significantly below the intrinsic value of the company - Forester Capital's estimate of the amount a buyer would pay to own the entire company.  Forester Capital performs its own fundamental analysis of the company.

The Fund places special focus on companies whose current market prices are low in relation to earnings and have great appreciation potential. In addition to stocks with low prices relative to earnings, Forester Capital also considers factors such as the following about the issuer:

      Book-to-market value

      Price-to-cash flow ratio

      Price-to-sales ratio

      Earnings estimates for the next 12 months

      Five-year return on equity

Securities may be undervalued as a result of overreaction by investors to unfavorable news about a company, industry or the stock markets in general or as a result of a market decline, poor economic conditions, or actual or anticipated unfavorable developments affecting the company.  This undervaluation may lead to great appreciation potential for the security.

The Fund may sell a stock when Forester Capital thinks the stock is too expensive compared to Forester Capital's estimate of the company's intrinsic value, changing circumstances affect the original reasons for a company's purchase, a company exhibits deteriorating fundamentals or more attractive alternatives exist.

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Under normal market conditions, the fund invests at least 65% of its net assets (at market value at the time of purchase) in the common stocks of large companies that have market capitalizations greater than $5.0 billion.  The Fund may also invest in preferred stocks, convertible securities, warrants and foreign securities.  The Fund may also invest in stock index futures, stock index options and exchange traded funds.  A description of the policies and procedures employed by the Fund with respect to the disclosure of Fund portfolio holdings is available in the Fund’s statement of additional information (“SAI”), dated July 30, 2018.

MARKET EXPOSURE.  In order to try to enhance returns, the manager may vary the Fund's exposure to the overall stock market.  The manager may reduce market exposure when the manager believes that the overall stock market is highly valued or that market conditions warrant it.  During these defensive periods, the Fund may invest some or all of its assets in stock index futures, options, other funds or fixed income instruments.  If the Fund sells index futures, buys index puts, or buys inverse funds or inverse ETFs, these investments move inverse to the market.  They protect the fund in falling markets, but hurt performance if the market rises.  Taking a defensive position may cause the Fund to not achieve its investment objective.

PRINCIPAL RISKS

Like all mutual funds that invest in stocks, the Forester Funds take investment risks and it is possible for you to lose money by investing in the Fund.  The manager's ability to choose suitable investments for the Fund has a significant impact on the Fund's ability to achieve its investment objective.  The principal factors that might reduce the Fund's return include:

Stock Market Risk:  The Fund invests primarily in common stocks and other equity securities.  Over time, stocks have shown greater growth than other types of securities.  In the short-term, however, stock prices fluctuate widely in response to company, market, economic or other news.

Value Investing Risk:  From time to time "value" investing falls out of favor with investors.  When it does, there is the risk that the market will not recognize a company's improving fundamentals as quickly as it normally would.  During these periods, the Fund's relative performance may suffer.

Emphasize Sector Risk:  If the Fund has a higher percentage of its total assets invested in a particular sector, changes affecting that sector may have a significant impact on the Fund's overall portfolio.

Varying Market Exposure Risk:  If the Fund is in a defensive or offensive position, the Fund may not go in the same direction as the market and the Fund's performance may suffer.

Large-Size Company Risk:  The Fund normally invests the majority of its assets in larger companies.  Larger, more established companies may be unable to respond quickly to new competitive challenges like changes in consumer tastes or innovative smaller competitors.  Also, larger companies are sometimes unable to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansion.

Options Risk:  The primary risks associated with options investments are: (1) the risk that changes in the value of the investment will not correlate to changes in the value of the underlying security, which may result in imperfect hedging of a portfolio position, (2) options are more volatile than stocks and therefore may be subject to disproportionately larger gains or losses; and (3)  the risk that the use of an option strategy to enhance the return of a portfolio will fail, with negative consequences to the Fund.  Put options may not go in the same direction as the market and the Fund’s performance may suffer.  Accordingly, the Fund will limit its exposure to options to 5% of the value of the portfolio, based on the cost of the options, at any one time.

Stock Index Futures Risk:  The primary risks associated with futures investments are: (1) the risk that changes in the value of the investment will not correlate to changes in the value of the underlying security, which may result in imperfect hedging of a portfolio position, (2) futures are more volatile than stocks and therefore may be subject to disproportionately larger gains or losses; and (3)  the risk that the use of an futures strategy to enhance the return of a portfolio will fail, with negative consequences to the Fund.  Accordingly, the Fund will limit its exposure to futures to 5% of the value of the portfolio, based on the cost of the futures, at any one time.

Fixed Income Risk:  The primary risk associated with fixed income are: (1) the fixed income instrument may not go in the same direction as the market and the Fund’s performance may suffer; (2) interest rates may rise, reducing the principal value of the instrument; and (3) the credit rating of the U.S. Agency instrument may materially differ from a similar U.S. Treasury.

Turnover Risk:  Portfolio turnover refers to the rate at which the securities held by the Fund are replaced. The higher the rate, the higher the transactional and brokerage costs associated with the turnover which may reduce the Fund’s return, unless the securities traded can be bought and sold without corresponding commission costs.  Active trading of securities may also increase the Fund’s realized short-term capital gains or losses, which may affect the taxes you pay as a Fund shareholder.  Short-term capital gains are taxed as ordinary income under federal income tax laws.

An investment in the Fund is not a bank deposit, and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other Government agency.

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Because of these risks the Fund is a suitable investment only for those investors who have long-term investment goals.  Prospective investors who are uncomfortable with an investment that will increase and decrease in value should not invest in the Fund.

Portfolio Holdings

A description of the Fund’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund’s Statement of Additional Information.

ORGANIZATION, MANAGEMENT & MANAGEMENT FEES

Organization:  Forester Value Fund is a series of Forester Funds, Inc.

Management:  The Fund is managed by Forester Capital Management, Ltd. (“Forester Capital”), which selects the Fund's investments and handles its business affairs under the direction of the Fund’s board of directors.  Forester Capital (the "Adviser") was incorporated in 1999 and its address is: 612 Paddock, Libertyville, IL 60048.

Portfolio Manager:  The Forester Value Fund has been managed since its inception by Thomas H. Forester, CFA.  Mr. Forester has been the President and Chief Investment Officer of Forester Capital since its inception and is primarily responsible for the day-to-day management of the Fund.  Mr. Forester has extensive money management experience.  He was an officer and portfolio manager from May 1997 through January, 1999 with Dreman Value Advisors, Inc. and its successor firm, Scudder Investments Inc. where he managed over $1.4 billion in value assets, and an officer and portfolio manager from 1995 to 1997 with Peregrine Capital Management Inc., a subsidiary of Wells Fargo.  He was also an officer and portfolio manager for Thomas White International from 1992 to 1995.

Mr. Forester holds an MBA from the Kellogg School at Northwestern University and a BA degree in economics (with honors) from the University of Colorado (1981).

Mr. Forester has appeared on CNBC and Bloomberg TV as well as in articles in The Wall Street Journal, Fortune Magazine, Barron’s, Business Week, Smart Money, Kiplinger’s, Washington Post, USA Today and Marketwatch.

The Fund’s SAI contains more information about the Portfolio Manager’s compensation, other accounts managed by the Portfolio Manager, and the Portfolio Manager’s ownership of Fund shares.

Management and Administrative Fees:  The Forester Value Fund pays fees to Forester Capital for serving as its investment adviser and providing administrative services.  The annual fees are determined as a percentage of average daily net assets.  Expenses paid out of the Fund's assets are reflected in the share price and dividends.  As of the date of this Prospectus, the Fund pays Forester Capital management fees of 0.89% of the Fund's average daily net assets.  Class R shares pay Forester Capital an administrative fee for all other expenses related to its daily operations of 0.11%.  Under the administration agreement, Forester Capital provides administrative services and pays all expenses related to the Fund's daily operations, excluding the management fees and certain excluded expenses.  These expenses reflect current fees of the Fund, which are different from periods prior to the effective date of this Prospectus.  The Fund’s Annual Report or Semi-Annual Report contains more information about the factors considered by the Board when it last renewed the investment advisory agreement with Forester Capital.  During the fiscal year ended  March 31, 2018, the Fund paid Forester Capital 0.89% of the Fund's average daily assets in management fees and 0.11% of the Fund's average daily assets in administration fees.

FUND'S SHARE PRICE

The price at which investors purchase Class R shares of the Fund and at which shareholders redeem Class R shares of the Fund is called net asset value.  The Fund calculates net asset value (“NAV”) for each class as of the close of regular trading on the New York Stock Exchange (normally 4:00 p.m. Eastern Time) on each day the New York Stock Exchange is open for trading.  The New York Stock Exchange is closed on holidays (New Year's Day, Martin Luther King, Jr. Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day) and weekends.  The Fund's shares will not be priced when the New York Stock Exchange is closed.  The Fund calculates net asset value based on the market prices of the securities it holds.  The Fund will process purchase and redemption orders that it receives in good order prior to the close of regular trading on a day that the New York Stock Exchange is open at the net asset value determined later that day.  It will process purchase orders that it receives in good order and accepts and redemption orders that it receives in good order after the close of regular trading at the net asset value determined at the close of regular trading on the next day the New York Stock Exchange is open.  “Good order” means that your purchase or redemption request includes the name of the Fund, the name of the shareholder(s), the dollar amount of shares to be purchased or redeemed, a completed account application (for initial purchase), and, for purchases, a check payable to the Fund, unless payment is made by wire transfer.

Fair Value Pricing

The Board of Directors has delegated to Forester Capital responsibility for determining the value of Fund portfolio securities under certain circumstances.  Under such circumstances, Forester Capital will use its best efforts to arrive at the fair value of a security held by the Fund under all reasonably ascertainable facts and circumstances.  Forester Capital must prepare a report for the Board not less than quarterly containing a complete listing of any securities for which fair value pricing was employed and detailing the specific reasons for such fair value

8

pricing.  The Fund has adopted written policies and procedures to guide Forester Capital with respect to the circumstances under which, and the methods to be used, in fair valuing securities.

The Fund invests the vast majority of its assets in frequently traded exchange listed securities of domestic issuers with relatively liquid markets and calculate its NAV as of the time those exchanges close.  The Fund typically does not invest in securities on foreign exchanges or in illiquid or restricted securities.  Accordingly, there may be very limited circumstances under which the Fund would ever hold a security that would need to be fair value priced.  Examples of when it would be likely that a portfolio security would require fair value pricing include but are not limited to:  if the exchange on which a portfolio security traded were to close early; if trading in a particular security were to be halted on an exchange and did not resume trading prior to calculation of NAV; if a significant event that materially affected the value of a security were to occur after the securities' exchange had closed but before the Fund's NAV had been calculated; and if a security that had a significant exposure to foreign operations was subject to a material event or occurrence in a foreign jurisdiction in which the company had significant operations.

When a security is fair value priced, it means that Forester Capital is calculating the value of that security on a day and under circumstances where reliable pricing information from normal sources is not available.  Accordingly, there is always the possibility that Forester Capital's calculations concerning security value could be wrong, and as a result, the Fund's NAV on that day could be higher or lower, depending on how the security was valued, than would otherwise be the case.

PURCHASE OF SHARES

How to Purchase Shares from the Funds

1. Read this Prospectus carefully

2. Determine how much you want to invest keeping in mind the following minimums:

Account Type	Class R
New Accounts	$2,500
New IRA accounts	$2,000
Additions to existing accounts	$100

If your investment is aggregated into an omnibus account established by a plan sponsor, investment adviser, broker or other intermediary, the account minimums apply to the omnibus account, not to your individual investment.  If you purchase or redeem shares through a broker-dealer or another intermediary, you may be charged a fee by that intermediary.

3. Complete the Share Purchase Application accompanying this Prospectus, carefully following the instructions including designation of share class.  For additional investments, complete the reorder form attached to your confirmation statements (The Fund has additional Purchase Applications and reorder forms if you need them.)  If you have any questions, please call 1-800-388-0365.

4. Make your check payable to "The Forester Funds, Inc." or to the “Forester Value Fund”.  All checks must be drawn on U.S. banks.  The Funds will not accept cash or third party or starter checks.  A $25 fee will be charged against your account for any payment check returned for insufficient funds.  You will also be responsible for any losses suffered by a Fund as a result.

5. Send the completed and signed application and check by first class mail, overnight delivery or registered mail to:

The Forester Value Fund – Class R

c/o Mutual Shareholder Services

8000 Town Centre Drive, Suite 400

Broadview Heights, OH 44147

Forester Value Fund does not accept shareholder investment checks at its corporate offices.  Checks received at those offices will be forwarded to Mutual Shareholder Services and will not be effective until the order is received and accepted there.

By Wire:  Please call 800-388-0365 for wire instructions.

Retirement Plans

Since the Fund is oriented to longer term investments, the Fund may be an appropriate medium for tax-sheltered retirement plans, including: individual retirement accounts ("IRAs"); simplified employee pensions ("SEPs"); 401(k) plans; qualified corporate pension and profit-sharing plans (for employees); tax deferred investment plans (for employees of public school systems and certain types of charitable organizations); and other qualified retirement plans.  You may download forms from our website, or you may contact Mutual Shareholder Services, the transfer agent, at 1-800-388-0365 for the procedure to open an IRA or SEP plan, as well as more specific information regarding these retirement plan options.  Please consult with an attorney or tax advisor regarding these plans.  You must pay custodial fees for your IRA by redemption of sufficient shares of the Fund from the IRA unless you pay the fees directly to the IRA custodian.  Call the transfer agent about the IRA custodial fees.

9

Purchasing Shares from Broker-dealers, Financial Institutions and Others

Some broker-dealers may sell shares of the Fund.  These broker-dealers may charge you a fee in addition to any fees imposed by the Fund, either at the time of purchase or redemption.  The fee, if charged, is retained by the broker-dealer and not remitted to the Funds or the Adviser.

The Funds may enter into agreements with broker-dealers, financial institutions or other service providers ("Servicing Agents") that may include the Funds as investment alternatives in the programs they offer or administer.   Servicing agents may:

1. Become shareholders of record of the Fund.  This means all requests to purchase additional shares and all redemption requests must be sent through the Servicing Agent.  This also means that purchases made through Servicing Agents are not subject to the Fund's minimum purchase requirements.

2. Use procedures and impose restrictions that may be in addition to, or different from, those applicable to investors purchasing shares directly from the Funds.

3. Charge fees to their customers for the services they provide them.  Also, the Funds (through 12b-1 fees) may pay fees to Servicing Agents to compensate them for selling the Funds.  The Adviser (from its management fees) may pay fees to Servicing Agents to compensate them for the services they provide their customers, including administrative services.

4. Be allowed to purchase shares by telephone with payment to follow the next day.  If the telephone purchase is made prior to the close of regular trading on the New York Stock Exchange, it will receive same day pricing.

5. Be authorized to accept purchase orders on behalf of the Fund.  This means that the Fund will process the purchase order at the net asset value which is determined following the Servicing Agent's acceptance of the customer's order.

If you decide to purchase shares through Servicing Agents, please carefully review the program materials provided to you by the Servicing Agent.  When you purchase shares of the Fund through a Servicing Agent, it is the responsibility of the Servicing Agent to place your order with the Fund on a timely basis.  If the Servicing Agent does not, or if it does not pay the purchase price to the Fund within the period specified in its agreement with the Fund, it may be held liable for any resulting fees or losses.

Other Information about Purchasing Shares of the Fund

The Fund may reject any share purchase applications for any reason.  The Fund will not accept initial purchase orders made by telephone unless they are from a Servicing Agent which has an agreement with the Fund.

The Fund will only issue shares in book form.  The Fund will send you a written confirmation for all purchases of shares.

THE DISTRIBUTION PLAN

The Fund has adopted a Plan of Distribution Pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (the 12b-1 Plan) for Class R shares of the Fund, pursuant to which the Fund is permitted to accrue and pay a fee for shareholder servicing and distribution expenses not to exceed 0.50% per annum of the Fund's average daily net assets. The Fund may accrue, collect and pay such fees to third parties for eligible services provided by those parties to the Fund.  You should be aware that because these fees are paid out of the Fund's assets on an ongoing basis, over time these fees will increase the costs of your investment and may cost you more than paying other types of sales charges.  For further information regarding the 12b-1 Plan, see the SAI.

Other Share Classes

The Fund offers two other classes of shares (Class N and Class I.)  Class N, which is offered by a separate Prospectus, pays lower 12b-1 fees.  Class I, which is offered by a separate Prospectus, is subject to higher minimum investments and does not pay Rule 12b-1 fees.

REDEEMING SHARES

General Redemption Information

You may redeem all or a portion of your shares at any time.  Your shares will be redeemed at the Fund's Class R per share NAV next determined after receipt of your instructions in good order as explained below.  The Fund's Class R NAV will fluctuate on a daily basis.  The redemption value of your shares may be more or less than the purchase price, depending on the market value of the investment securities held by the Fund at the time your redemption is processed.

How to Redeem (Sell) Shares by Mail

1. Prepare a letter of instruction containing:

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o the name of the Fund(s) and share class

o account number(s)

o the amount of money or number of shares being redeemed

o the name(s) on the account

o daytime phone number

o additional information that the Funds may require for redemptions by corporations, executors, administrators, trustees, guardians, or others who hold shares in a fiduciary or representative capacity.  Please contact the Fund, in advance, at 1-800-388-0365 if you have any questions.

2.

Sign the letter of instruction exactly as the shares are registered.

Joint ownership accounts must be signed by all owners.

3.

Have the signatures guaranteed by a commercial bank or trust company in the United States, a member firm of the New York Stock Exchange or other eligible guarantor institution in the following situations:

o The redemption request exceeds $25,000

o The redemption proceeds are to be sent to an address other than the address of record

o The Fund receives the redemption request within 30 business days of an address change.

A notarized signature is not an acceptable substitute for a signature guarantee.

4.

Send the letter of instruction by first class mail, overnight delivery service or registered mail to:

The Forester Value Fund

c/o Mutual Shareholder Services

8000 Town Centre Drive, Suite 400

Broadview Heights, OH 44147

How to Redeem (Sell) Shares through Servicing Agents

If your shares are held by a Servicing Agent, you must redeem your shares through the Servicing Agent.  Contact the Servicing Agent for instructions on how to do so.

Payment of Redemption Proceeds

The redemption price per share you receive for redemption requests is the next determined net asset value after:

1.

The Fund receives your written request in proper form with all required information, as defined above under "How to Redeem (Sell) Shares by Mail" and "How to Redeem (Sell) Shares through Servicing Agents".

2.

A Servicing Agent that has been authorized to accept redemption requests on behalf of the Funds receives your request in accordance with its procedures.

For those shareholders who redeem shares by mail the Fund will mail a check in the amount of the redemption proceeds no later than the seventh day after it receives the redemption request in proper form with all required information.  Those shareholders who redeem shares through Servicing Agents will receive their redemption proceeds in accordance with the procedures established by the Servicing Agent.

As the Fund generally holds an allocation of cash, there is typically enough cash on hand in both stressed and non-stressed markets to fund redemptions.  If more liquidity is needed, the Fund may opt to sell T-bills.  In addition, the Fund’s equity securities are very liquid and can be sold if needed.

Other Redemption Considerations

When redeeming shares of the Fund, shareholders should consider the following:

1.

The redemption may result in a taxable gain.

2.

If you purchased shares by check, the Fund may delay the payment of redemption proceeds until they are reasonably satisfied the check has cleared (which may take up to 15 days from the date of purchase).

3.

For Class R shares, if your account balance falls below $2,500 because you redeem shares, you will be given 60 days to make additional investments so that your account balance is $2,500 or more.  If you do not, the Fund may close your account and mail the redemption proceeds to you.

4.

The Funds may pay redemption requests "in kind." This means that the Fund will pay redemption requests entirely or partially with securities rather than with cash.

11

FREQUENT PURCHASES AND REDEMPTIONS OF FUND SHARES

Frequent purchases and sales of Fund shares (popularly known as “market timing”) can harm shareholders in various ways, including reducing the returns to long-term shareholders by increasing costs to the Fund (such as brokerage commissions), disrupting portfolio management strategies, and diluting the value of the shares of long-term shareholders in cases in which fluctuations in markets are not fully priced into the Fund's NAV.  The Fund's Board of Directors is firmly opposed to allowing shareholders of the Fund to engage in these types of practices.  Accordingly, the Board of Directors has adopted policies and procedures designed to discourage excessive or short-term trading of Fund shares.  You should be aware that there is the risk that the Fund's policies and procedures will prove ineffective in whole or in part to detect or prevent frequent trading.  The Fund may alter its policies at any time without prior notice to shareholders.

Although shareholders who engage in market timing activities can harm the Fund, the Board has noted an important distinction between market timers, who the Board seeks to discourage from using the Fund, and other shareholders.  Shareholders who purchase Fund shares and then, for whatever reason, must redeem them are not market timers.  Market timers are shareholders who repeatedly purchase and redeem shares in the Fund in an attempt to gain short-term advantages from their trading activity.  These types of shareholders are disruptive to the Fund, and it is these types of shareholders that the Fund seeks to discourage from purchasing Fund shares.

In order to discourage frequent purchasing and redemption of Fund shares, the Fund reserves the right, but does not have the obligation, to reject any purchase or exchange transaction at any time.  In addition, Forester Capital has been granted the authority to impose restrictions in addition to those that are otherwise stated in this prospectus on purchases or exchanges under conditions where Forester Capital has identified a trading pattern by a shareholder that is particularly disruptive, excessive, or extremely short-term in duration.

The Fund further prohibits any person associated with the Fund from entering into any arrangement with any person to permit frequent purchases and redemption of Fund shares.  The Fund's Chief Compliance Officer is responsible for monitoring the Fund's policies and procedures to discourage frequent purchases and redemptions and prepares periodic reports to the board concerning the implementation and effectiveness of those policies and procedures.

Forester Capital is authorized to suspend the Fund's policies during periods of severe market turbulence or national emergency only.  There is no assurance that Forester Capital will exercise this authority or that by exercising this authority the Fund will be protected from the risks associated with frequent trading.  The actions of Forester Capital are periodically reviewed with the Board of Directors.

DIVIDENDS, DISTRIBUTIONS AND TAXES

The Fund distributes substantially all of its net investment income and its capital gains annually.  You have two distribution options:

•

Automatic Reinvestment Option - Both dividend and capital gains distributions will be reinvested in additional Fund Shares.

•

All Cash Option - Both dividend and capital gains distributions will be paid in cash.

You may make this election on the Share Purchase Application. You may change your election by writing to the Fund at the address given above.

The Fund's distributions, whether received in cash or additional shares of the Fund, may be subject to federal and state income tax. These distributions may be taxed as ordinary income and capital gains (which may be taxed at different rates depending on the length of time the Fund holds the assets generating the capital gains).  The Funds expect that its distributions, as a result of its investment objectives or strategies, will consist primarily of ordinary income or capital gains.  An exchange of the Fund's shares for shares of another fund will be treated as a sale of the Fund's shares and any gain on the transaction may be subject to federal and state income tax.

The Fund annually will endeavor to qualify for and elect tax treatment applicable to a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 (the "Code"). The Fund has so qualified in each of its fiscal years. If a Fund fails to qualify as a regulated investment company under Subchapter M in any fiscal year, it will be treated as a corporation for federal income tax purposes. As such the Fund would be required to pay income taxes on its net investment income and net realized capital gains, if any, at the rates generally applicable to corporations.   Stockholders of a Fund that did not qualify as a regulated investment company under Subchapter M would not be liable for income tax on the Fund's net investment income or net realized capital gains in their individual capacities. Distributions to stockholders, whether from the Fund's net investment income or net realized capital gains, would be treated as taxable dividends to the extent of current or accumulated earnings and profits of the Fund.

The Fund intends to distribute all of its net investment income and net capital gain each fiscal year. Dividends from net investment income (including short-term capital gain) are taxable to investors as ordinary income, whereas distributions of net realized long-term capital gains are taxable as long-term capital gains regardless of the stockholder's holding period for the shares.   Such dividends and distributions are taxable to stockholders, whether received in cash or in additional shares of the respective Funds.  A portion of the Fund's income distributions may be eligible for the 70% dividends-received deduction for domestic corporate stockholders.

Any dividend or capital gain distribution paid shortly after a purchase of shares of a Fund will have the effect of reducing the per share net asset value of such shares by the amount of the dividend or distribution.  Furthermore, if the net asset value of the shares of a Fund

12

immediately after a dividend or distribution is less than the cost of such shares to the investor, the dividend or distribution will be taxable to the investor.

Redemption of shares will generally result in a capital gain or loss for income tax purposes. The tax treatment of such capital gain or loss will depend upon the stockholder's holding period. However, if a loss is realized on shares held for six months or less, and the stockholder received a capital gain distribution during that period, then such loss is treated as along-term capital loss to the extent of the capital gain distribution received.

This section is not intended to be a full discussion of present or proposed federal income tax laws and the effect of such laws on an investor.  Investors are urged to consult with their respective tax advisers for a complete review of the tax ramifications of an investment in a Fund.

PRIVACY POLICY

The following is a description of the Fund's policies regarding disclosure of nonpublic personal information that you provide to the Fund or that the Fund collects from other sources.  In the event that you hold shares of the Fund through a broker-dealer or other financial intermediary, the privacy policy of your financial intermediary would govern how your nonpublic personal information would be shared with unaffiliated third parties.

Categories of Information the Fund Collects.  The Fund collects the following nonpublic personal information about you:

•

Information the Fund receives from you on or in applications or other forms, correspondence, or conversations (such as your name, address, phone number, social security number, assets, income and date of birth); and

•

Information about your transactions with the Fund, its affiliates, or others (such as your account number and balance, payment history, parties to transactions, cost basis information, and other financial information).

Categories of Information the Fund Discloses.  The Fund does not disclose any nonpublic personal information about its current or former shareholders to unaffiliated third parties, except as required or permitted by law.  The Fund is permitted by law to disclose all of the information it collects, as described above, to its service providers (such as the Fund's custodian and transfer agent) to process your transactions and otherwise provide services to you.

Confidentiality and Security.  The Fund restricts access to your nonpublic personal information to those persons who require such information to provide products or services to you.  The Fund maintains physical, electronic and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

13

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the financial performance of The Forester Value Fund's operations since inception.  Certain information reflects financial results for a single Fund share.  The total returns in the tables represent the rate that an investor would have earned on an investment in the Fund (assuming reinvestment of all dividends and distributions).  This information has been audited by Sanville & Company, whose report, along with the Fund's financial statements for the period ended March 31, 2016, are included in the Fund's Audited Annual Report which is available without charge upon request.

THE FORESTER VALUE FUND - Class R shares
For the Period Ended March 31,	2018	2017	2016	2015	2014

Net Asset Value, at Beginning of Period	$11.42	$12.58	$12.85	$12.80	$12.37
Income From Investment Operations:
Net investment income*	0.07	0.04	0.01	0.01	0.05
Net Gain (Loss) on Securities (Realized and Unrealized)	0.28	(1.19)	(0.24)	0.07	0.44
Total from Investment Operations	0.35	(1.15)	(0.23)	0.08	0.49

Distributions:
Net Investment Income	(0.05)	(0.01)	(0.04)	(0.03)	(0.06)
Realized Gains	-	-	-	-	-
Total from Distributions	(0.05)	(0.01)	(0.04)	(0.03)	(0.06)

Net Asset Value, at End of Year	$11.72	$11.42	$12.58	$12.85	$12.80

Total Return**	3.05%	(9.14%)	(1.82%)	0.60%	3.98%

Ratios/Supplemental Data:
Net Assets End of Period (Thousands)	$1,285	$1,487	$1,884	$1,686	$1,979
Ratio of Expenses to Average Net Assets	1.50%	1.50%	1.50%	1.50%	1.50%
Ratio of Net Investment Income to Average Net Assets	0.64%	0.15%	0.08%	0.12%	0.37%
Portfolio turnover	13.11%	12.76%	5.73%	13.72%	6.91%

* Per share net investment income has been determined on the basis of average number of shares outstanding during the period.
** Assumes reinvestment of dividends.

14

FOR MORE INFORMATION

To learn more about the Forester Funds you may request the Statement of Additional Information (or "SAI") which is incorporated herein by reference.

You may also learn more about the Fund's investments in its annual and semi-annual reports to shareholders.  Those reports  discuss the market conditions and investment strategies that significantly affected the Fund's performance during its most recent fiscal period.

The SAI, reports to shareholder and other information are all available to shareholders and prospective investors without charge, simply by calling (toll-free) 1-800-388-0365 or by visiting the Fund's Internet site at http://www.forestervalue.com.  Also call this number if you have a question or would like other information about the Forester Funds.

The general public can review and copy information about the Forester Funds (including the SAI and other reports) at the Securities and Exchange Commission's Public Reference Room in Washington, D.C. (Please call 1-202-942-8090 for information on the operations of the Public Reference Room.)  Reports and other information about the Forester Funds are also available at the Securities and Exchange Commission's Internet site at http://www.sec.gov and copies of this information may be obtained, by e-mail request at publicinfo@sec.gov, or upon payment of a duplicating fee, by writing to the SEC's Public Reference Section, 100 F Street, N.E., Washington, D.C. 20549.

811-9391

8000 Town Centre Drive, Suite 400

Broadview Heights, OH 44147

1-800-388-0365

PROSPECTUS

Class R shares FVRLX

July 30, 2018

15

Forester Discovery Fund

Prospectus

INTLX

July 30, 2018

Forester Funds

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved any of the Fund’s shares or determined whether this prospectus is truthful or complete.  Anyone who tells you otherwise is committing a criminal offense.

SUMMARY SECTION

PAGE

     Investment Objective

3

     Fees and Expenses of the Fund

3

     Principal Investment Strategies

3

     Principal Risks

4

     Fund Performance

5

     Portfolio Management

6

     Purchase and Sale of Fund Shares

6

     Tax Information

6

     Payments to Broker-Dealers and Other Financial Intermediaries

6

Additional Information about Strategies and Risks

6

Organization, Management & Management Fees

8

Fund's Share Price

9

Purchase of Shares

10

Distribution Plan

11

Redeeming Shares

11

Dividends, Distributions and Taxes

13

Privacy Policy

14

Financial Highlights

15

For More Information

back cover

SUMMARY SECTION

INVESTMENT OBJECTIVE

THE FORESTER DISCOVERY FUND (the "Fund”) seeks maximum long-term capital growth.

FEES AND EXPENSES OF THE FUND

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Forester Discovery Fund.

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)	Discovery
Management Fees	1.00%
Other Expenses	0.35%
Acquired Fund Fees and Expenses	0.02%
Total Annual Fund Operating Expenses (1)	1.37%

(1)

The Total Annual Fund Operating Expenses in this fee table will not correlate to the expense ratio in the Fund's financial statements because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in other mutual funds.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Forester Discovery Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of these periods.  The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Discovery	$139	$434	$750	$1,646

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual operating expenses or in the Example affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 1.56% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

THE DISCOVERY FUND is diversified and invests in the common stocks of companies throughout the world that it believes are under-valued and have great appreciation potential.

The Fund generally invests at least 65% of its net assets in the common stocks of non-U.S. companies.  These companies may operate in developed countries, such as the Western European countries, Japan and Canada, as well as in firms based in emerging markets, typically in the Far East, Latin America and Eastern Europe.  There are no restrictions on the size of the companies in which the Fund may invest.  The fund was defensive from inception through October 2008.

The Fund generally purchases a stock only at a price Forester Capital Management ("Forester Capital" or “FCM”), the Fund's investment adviser, deems significantly below the intrinsic value of the company - Forester Capital's estimate of the amount a buyer would pay to own the entire company.  Forester Capital performs its own fundamental analysis of the company.

The Fund uses a value approach to investing - that is, it looks for common stocks that the investment manager believes are undervalued and have great appreciation potential.  The manager places special focus on companies whose market prices are low in relation to earnings.  In addition, the manager also considers factors such as the following about the issuer:

        Book-to-market value

        Price-to-cash flow ratio

        Price-to-sales ratio

        Earnings estimates for the next 12 months

        Five-year return on equity

The Fund may sell a stock when Forester Capital thinks the stock is too expensive compared to Forester Capital's estimate of the company's intrinsic value, changing circumstances affect the original reasons for a company's purchase, a company exhibits deteriorating fundamentals or more attractive alternatives exist.

RISK CONTROL.  In order to enhance returns, by avoiding the declines that follow bursting financial bubbles, at times, Forester Capital may determine that market or economic conditions warrant a defensive position.  During these defensive periods, the Fund may invest some or all of its assets in money market funds and instruments (like U.S. Treasury Bills, commercial paper or repurchase agreements) or high-grade debt securities (such as U.S. Treasury Notes and Bonds, U.S. Government Agency bonds or corporate bonds) giving up the potential for capital growth to minimize potential losses. The Fund may also invest in stock index options.

PRINCIPAL RISKS

Like all mutual funds that invest in stocks, the Forester Funds take investment risks and it is possible for you to lose money by investing in the Fund.  The portfolio manager's ability to choose suitable investments for the Fund has a significant impact on the Fund's ability to achieve its investment objective.  The principal factors that might reduce the Fund's return include:

Stock Market Risk:  The Fund invests primarily in common stocks and other equity securities.  Over time, stocks have shown greater growth than other types of securities.  In the short-term, however, stock prices fluctuate widely in response to company, market, economic or other news.

Value Investing Risk:  From time to time "value" investing falls out of favor with investors.  When it does, there is the risk that the market will not recognize a company's improving fundamentals as quickly as it normally would.  During these periods, the Fund's relative performance may suffer.

Emphasize Sector Risk:  If the Fund has a higher percentage of its total assets invested in a particular sector, changes affecting that sector may have a significant impact on the Fund's overall portfolio.

Foreign Investment Risk:  Foreign stocks as an asset class may underperform U.S. stocks, and foreign stocks tend to be more volatile than U.S. stocks.  Risks relating to investments in foreign securities (including American Depositary Receipts or "ADRs") include: currency exchange rate fluctuation; less available public information about the issuers of securities; less stringent regulatory standards; lack of uniform accounting, auditing and financial reporting standards; and country risks including less liquidity, high inflation rates, unfavorable economic practices, political instability, war, expropriation, and nationalization.

Currency Risk:  Foreign securities are usually denominated and traded in foreign currencies, while the Fund values its assets in U.S. dollars.  The exchange rates between foreign currencies and the U.S. dollar fluctuate daily.  As a result, the values of the Fund's investments will be affected favorably or unfavorably by changes in currency exchange rates relative to the U.S. dollar.  The Fund may have a significant portion of its assets invested in securities denominated in the euro or yen, so the exchange rate between the euro and/or the yen and the U.S. dollar may have a significant impact on the value of the Fund's investments.

Emerging Market Risk:  The risks of foreign investments are typically increased in emerging markets.  For example, political and economic structures in these less developed countries may be new and changing rapidly, which may cause instability.  Their securities markets may be less developed.  These countries are also more likely to experience high levels of inflation, deflation or currency devaluations, which could hurt their economies and securities markets.

Smaller Capitalization Companies Risk:  Stocks of small companies tend to be more volatile and less liquid than stocks of large companies.  Small companies may have a shorter history of operations, less access to additional financing, and a less diversified product line, making them more susceptible to market pressures.

Varying Market Exposure:  If the Fund is in a defensive or offensive position, the Fund may not go in the same direction as the market and the Fund's performance may suffer.

Options Risk:  The primary risks associated with options investments are: (1) the risk that changes in the value of the investment will not correlate to changes in the value of the underlying security, which may result in imperfect hedging of a portfolio position, (2) options are more volatile than stocks and therefore may be subject to disproportionately larger gains or losses; and (3)  the risk that the use of an option strategy to enhance the return of a portfolio will fail, with negative consequences to the Fund.  Put or call options may not go in the same direction as the market and the Fund’s performance may suffer.  Accordingly, the Fund will limit its exposure to options to 5% of the portfolio, based on the cost of the options, at any one time.

Fixed Income Risk:  The primary risk associated with fixed income are: (1) the fixed income instrument may not go in the same direction as the market and the Fund’s performance may suffer; (2) interest rates may rise, reducing the principal value of the instrument; and (3) the credit rating of the U.S. Agency instrument may materially differ from a similar U.S. Treasury.

An investment in the Fund is not a bank deposit, and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other Government agency.

Because of these risks the Fund is a suitable investment only for those investors who have long-term investment goals.  Prospective investors who are uncomfortable with an investment that will increase and decrease in value should not invest in the Fund.

FUND PERFORMANCE - Discovery Fund

The following bar charts show the Fund’s calendar year returns.  This information shows how the Fund’s returns have varied over time.  Please remember that the Fund's past performance is not necessarily an indication of its future performance.  It may perform better or worse in the future.

Annual Total Returns

From inception (9/10/99) through 12/31/17, the Fund's highest and lowest quarterly returns were 14.24% and -8.36%, respectively, for the quarters ended June 30, 2009 and September 30, 2011.  The year-to-date return as of June 30, 2018, was -4.40%.

The tables below show the Fund's average annual total returns (before and after taxes) and the change in value of a broad-based market index over various periods ended December 31, 2017.  The information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1, 5, and 10 years compare with those of broad measure of market’s performance.  The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

After-tax returns are calculated using the highest individual federal marginal income tax rate in effect at the time of each distribution and assumed sale, but do not include the impact of state and local taxes.

Your actual after-tax returns depend on your own tax situation and may differ from those shown.  After-tax returns reflect past tax effects and are not relevant to investors who hold their Fund shares in a tax-deferred account (including a 401(k) or IRA account), or to investors that are tax-exempt.

Average Annual Total Returns (for periods ended December 31, 2017)

FUND/INDEX
Forester Discovery Fund	1 YEAR	5 YEARS	10 YEARS
Return before taxes	12.07%	3.13%	4.52%
Return after taxes on distributions	11.42%	2.69%	4.23%
Return after taxes on distributions and sale of Fund shares	6.83%	2.27%	3.49%
MSCI ACWI EX USA (index reflects no deduction for fees, expenses or taxes)	27.19%	6.80%	1.84%

The MSCI ACWI ex USA Index captures large and mid cap representation across 22 of 23 Developed Markets (DM) countries (excluding the US) and 23 Emerging Markets (EM) countries. The index covers approximately 85% of the global equity opportunity set outside the US.

PORTFOLIO MANAGEMENT

Investment Adviser:  Forester Capital Management, Ltd.

Portfolio Manager:  Thomas H. Forester, President of the Fund’s investment adviser, has been the Fund’s portfolio manager since the Fund’s inception (9/10/1999). Jason McRae is co-portfolio manager for the fund.  Mr. McRae has been involved with the Forester Discovery Fund since 2010.

PURCHASE AND SALE OF FUND SHARES

Minimum Initial Investment

To Place Orders

$2,500 for new accounts

By Mail:

Forester Discovery Fund

$2,000 for new IRA accounts

c/o Mutual Shareholder Services

8000 Town Centre Drive, Suite 400

Minimum Subsequent Investment

Broadview Heights, OH 44147

$100 for all existing accounts

By Phone:

1-800-388-0365

You may sell or redeem shares through your dealer or financial adviser, by writing to the address above or by telephone at the number above.

TAX INFORMATION

The Fund’s distributions will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred account, such as a 401(k) plan, individual retirement account (IRA) or 529 college savings plan.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase Fund shares through a broker-dealer or other financial intermediary (such as a bank or trust company), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services.  These payments may create conflicts of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.

ADDITIONAL INFORMATION ON STRATEGIES AND RISK

INVESTMENT STRATEGY

The Fund seeks maximum long-term capital growth.  The Fund may change this objective without the approval of shareholders, but will give shareholders not less than thirty (30) days advance notice if it does so.

The Fund is diversified and invests in stocks of companies throughout the world that it believes are under-valued and have great appreciation potential.

The Fund generally invests at least 65% of its net assets in the common stock of non-U.S. companies.  These companies may operate in developed countries, such as the Western European countries, Japan and Canada, as well as in firms based in emerging markets, typically in the Far East, Latin America and Eastern Europe.  There are no restrictions on the size of the companies in which the Fund may invest.  The Fund may also invest in preferred stocks, convertible securities, exchange traded funds and warrants .  The Fund may also   buy or sell stock index futures and stock index options  A description of the policies and procedures employed by the Fund with respect to the disclosure of Fund portfolio holdings is available in the Fund’s statement of additional information (“SAI”), dated July 30, 2018.

The Fund generally purchases a stock only at a price Forester Capital Management ("Forester Capital" or “FCM”), the Fund's investment adviser, deems significantly below the intrinsic value of the company - Forester Capital's estimate of the amount a buyer would pay to own the entire company.  Forester Capital performs its own fundamental analysis of the company. A description of the policies and procedures employed by the Fund with respect to the disclosure of Fund portfolio holdings is available in the Fund's statement of additional information (“SAI”), dated July 30, 2018.

The Fund uses a value approach to investing - that is, it looks for common stocks that the investment manager believes are undervalued and have great appreciation potential.  The manager places special focus on companies whose market prices are low in relation to earnings.  In addition, the manager also considers factors such as the following about the issuer:

        Book-to-market value

        Price-to-cash flow ratio

        Price-to-sales ratio

        Earnings estimates for the next 12 months

        Five-year return on equity

Securities may be undervalued as a result of overreaction by investors to unfavorable news about a company, industry or the stock markets in general or as a result of a market decline, poor economic conditions, or actual or anticipated unfavorable developments affecting the company.  This under-valuation may lead to great appreciation potential for the security.  Under normal market conditions, the fund invests its assets in common stock of international companies.  The Fund may also invest in preferred stocks, convertible securities, warrants and foreign securities.  The Fund may also invest in stock index futures and options to buy and sell such futures.  The Fund also sells securities that the investment manager considers to be overvalued or fairly valued as necessary to keep focused on undervalued companies.

The Fund may sell a stock when Forester Capital thinks the stock is too expensive compared to Forester Capital's estimate of the company's intrinsic value, changing circumstances affect the original reasons for a company's purchase, a company exhibits deteriorating fundamentals or more attractive alternatives exist.

RISK CONTROL:  In order to enhance returns, by avoiding the declines that follow bursting financial bubbles, at times Forester Capital may determine that market or economic conditions warrant a defensive position.  During these defensive periods, the Fund may invest some or all of its assets in money market funds and instruments (like U.S. Treasury Bills, commercial paper or repurchase agreements) or high-grade debt securities (such as U.S. Treasury Notes and Bonds, U.S. Government Agency bonds or corporate bonds) giving up the potential for capital growth to minimize potential losses. The Fund was in a defensive position from inception through October, 2008.  If the Fund sells index futures, buys index puts, or buys inverse funds or inverse ETFs, these investments move inverse to the market.  They protect the fund in falling markets, but hurt performance if the market rises.  Taking a defensive position may cause the Fund to not achieve its investment objective

PRINCIPAL RISK FACTORS

Like all mutual funds that invest in stocks, the Forester Funds take investment risks and it is possible for you to lose money by investing in the Fund.  The portfolio manager's ability to choose suitable investments for the Fund has a significant impact on the Fund's ability to achieve its investment objective.  The principal factors that might reduce the Fund's return include:

Stock Market Risk:  The Fund invests primarily in common stocks and other equity securities.  Over time, stocks have shown greater growth than other types of securities.  In the short-term, however, stock prices fluctuate widely in response to company, market, economic or other news.

Value Investing Risk:  From time to time "value" investing falls out of favor with investors.  When it does, there is the risk that the market will not recognize a company's improving fundamentals as quickly as it normally would.  During these periods, the Fund's relative performance may suffer.

Emphasize Sector Risk:  If the Fund has a higher percentage of its total assets invested in a particular sector, changes affecting that sector may have a significant impact on the Fund's overall portfolio.

Foreign Investment Risk:  Foreign stocks as an asset class may underperform U.S. stocks, and foreign stocks tend to be more volatile than U.S. stocks.  Risks relating to investments in foreign securities (including American Depositary Receipts or "ADRs") include: currency exchange rate fluctuation; less available public information about the issuers of securities; less stringent regulatory standards; lack of uniform accounting, auditing and financial reporting standards; and country risks including less liquidity, high inflation rates, unfavorable economic practices, political instability, war, expropriation, and nationalization.

Currency Risk:  Foreign securities are usually denominated and traded in foreign currencies, while the Fund values its assets in U.S. dollars.  The exchange rates between foreign currencies and the U.S. dollar fluctuate daily.  As a result, the values of the Fund's investments will be affected favorably or unfavorably by changes in currency exchange rates relative to the U.S. dollar.  The Fund may have a significant portion of its assets invested in securities denominated in the euro or yen, so the exchange rate between the euro and/or the yen and the U.S. dollar may have a significant impact on the value of the Fund's investments.

Emerging Market Risk:  The risks of foreign investments are typically increased in emerging markets.  For example, political and economic structures in these less developed countries may be new and changing rapidly, which may cause instability.  Their securities markets may be less developed.  These countries are also more likely to experience high levels of inflation, deflation or currency devaluations, which could hurt their economies and securities markets.

Smaller Capitalization Companies Risk:  Stocks of small companies tend to be more volatile and less liquid than stocks of large companies.  Small companies may have a shorter history of operations, less access to additional financing, and a less diversified product line, making them more susceptible to market pressures.

Varying Market Exposure Risk:  If the Fund is in a defensive or offensive position, the Fund may not go in the same direction as the market and the Fund's performance may suffer.

Options Risk:  The primary risks associated with options investments are: (1) the risk that changes in the value of the investment will not correlate to changes in the value of the underlying security, which may result in imperfect hedging of a portfolio position, (2) options are more volatile than stocks and therefore may be subject to disproportionately larger gains or losses; and (3)  the risk that the use of an option strategy to enhance the return of a portfolio will fail, with negative consequences to the Fund.  Put or call options may not go in the same direction as the market and the Fund’s performance may suffer.  Accordingly, the Fund will limit its exposure to options to 5% of the portfolio, based on the cost of the options, at any one time.

Fixed Income Risk:  The primary risk associated with fixed income are: (1) the fixed income instrument may not go in the same direction as the market and the Fund’s performance may suffer; (2) interest rates may rise, reducing the principal value of the instrument; and (3) the credit rating of the U.S. Agency instrument may materially differ from a similar U.S. Treasury.

An investment in the Fund is not a bank deposit, and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other Government agency.

Because of these risks the Fund is a suitable investment only for those investors who have long-term investment goals.  Prospective investors who are uncomfortable with an investment that will increase and decrease in value should not invest in the Fund.

Portfolio Holdings

A description of the Fund’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund’s Statement of Additional Information.

ORGANIZATION, MANAGEMENT & MANAGEMENT FEES

Organization:  Forester Discovery Fund is a series of Forester Funds, Inc.

Management:  Forester Discovery Fund is managed by Forester Capital Management, Ltd. (Forester Capital), which selects the Fund's investments and handles its business affairs under the direction of the board of directors.  Forester Capital (the "Adviser") was incorporated in 1999 and its address is: 612 Paddock, Libertyville, IL 60048.

Portfolio Manager:  The Forester Discovery Fund has been managed since its inception by Thomas H. Forester, CFA.  Mr. Forester has been the President and Chief Investment Officer of Forester Capital since its inception and is primarily responsible for the day-to-day management of the fund.  Mr. Forester has extensive money management experience.  He was an officer and portfolio manager from May 1997 through January, 1999 with Dreman Value Advisors, Inc. and its successor firm, Scudder Investments Inc. where he managed over $1.4 billion in value assets. He was an officer and portfolio manager from 1995 to 1997 with Peregrine Capital Management Inc., a subsidiary of Wells Fargo.  He was also an officer and portfolio manager for Thomas White International from 1992 to 1995.

Mr. Forester holds an MBA from the Kellogg School at Northwestern University and a BA degree in economics (with honors) from the University of Colorado (1981).

Mr. Forester has appeared on CNBC, Wealthtrack and Bloomberg TV and in articles in the Wall Street Journal, Barrons, Fortune Magazine, Smart Money, Kiplinger’s, Washington Post, USA Today and Marketwatch.

Jason McRae has been employed by Forester Capital Management since 8/10/2010 and is co-portfolio manager of the Discovery Fund.  Along with Tom Forester he is responsible for the day-to-day management of the fund.  Prior to joining Forester, Jason was a Senior Analyst at AAM Company.  Mr. McRae, CFA, holds an MBA from DePaul University in Finance.

The Fund's SAI contains more information about the Portfolio Manager's compensation, other accounts managed by the Portfolio Manager, and the Portfolio Manager's ownership of Fund shares.

Management and Administrative Fees:  The Forester Discovery Fund pays a management fee to Forester Capital for serving as its investment adviser and providing administrative services.  The annual fee is determined as a percentage of average daily net assets.  The Fund also pays an administrative fee for all other expenses related to its daily operations.  Expenses paid out of the Fund's assets are reflected in the share price and dividends.  For the fiscal year ended March 31, 2018, the Fund paid total annual fees to Forester Capital of 1.35% of the Fund's average daily net assets, which included 1.00% for investment advisory services and 0.35% for administrative services.  The Fund's latest Audited Annual Report, dated March 31, 2018, and the SAI contain more information about the factors considered by the Board when it last renewed the investment advisory agreement with Forester Capital.

FUND’S SHARE PRICE

The price at which investors purchase shares of the Fund and at which shareholders redeem shares of the Fund is called its net asset value.  The Fund calculates its net asset value as of the close of regular trading on the New York Stock Exchange (normally 4:00 p.m. Eastern Time) on each day the New York Stock Exchange is open for trading.  The New York Stock Exchange is closed on holidays (New Year's Day, Martin Luther King, Jr. Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day) and weekends.  The Fund's shares will not be priced when the New York Stock Exchange is closed.  The Fund calculates its net asset value based on the market prices of the securities.  The Fund will process purchase orders that it receives in good order and accepts and redemption orders that it receives in good order prior to the close of regular trading on a day that the New York Stock Exchange is open at the net asset value determined later that day.  It will process purchase orders that it receives in good order and accepts and redemption orders that it receives in good order after the close of regular trading at the net asset value determined at the close of regular trading on the next day the New York Stock Exchange is open.

Fair Value Pricing

The Board of Directors has delegated to Forester Capital responsibility for determining the value of Fund portfolio securities under certain circumstances.  Under such circumstances, Forester Capital will use its best efforts to arrive at the fair value of a security held by the Fund under all reasonably ascertainable facts and circumstances.  Forester Capital must prepare a report for the Board not less than quarterly containing a complete listing of any securities for which fair value pricing was employed and detailing the specific reasons for such fair value pricing.  The Fund has adopted written policies and procedures to guide Forester Capital with respect to the circumstances under which, and the methods to be used, in fair valuing securities.

The Fund invests the vast majority of its assets in frequently traded exchange listed securities of domestic issuers with relatively liquid markets and calculate its NAV as of the time those exchanges close.  The Fund typically does not invest in securities on foreign exchanges or in illiquid or restricted securities.  Accordingly, there may be very limited circumstances under which the Fund would ever hold a security that would need to be fair value priced.  Examples of when it would be likely that a portfolio security would require fair value pricing include but are not limited to:  if the exchange on which a portfolio security traded were to close early; if trading in a particular security were to be halted on an exchange and did not resume trading prior to calculation of NAV; if a significant event that materially affected the value of a security were to occur after the securities' exchange had closed but before the Fund's NAV had been calculated; and if a security that had a significant exposure to foreign operations was subject to a material event or occurrence in a foreign jurisdiction in which the company had significant operations.

When a security is fair value priced, it means that Forester Capital is calculating the value of that security on a day and under circumstances where reliable pricing information from normal sources is not available.  Accordingly, there is always the possibility that Forester Capital's calculations concerning security value could be wrong, and as a result, the Fund's NAV on that day could be higher or lower, depending on how the security was valued, than would otherwise be the case.

PURCHASE OF SHARES

How to Purchase Shares from the Fund

1. Read this Prospectus carefully

2. Determine how much you want to invest keeping in mind the following minimums:

New accounts $2,500
New IRA accounts $2,000
Additions to existing accounts $100

3. Complete the Share Purchase Application accompanying this Prospectus, carefully following the instructions.  For additional investments, complete the reorder form attached to your Fund's confirmation statements (The Fund has additional Purchase Applications and reorder forms if you need them.)  If you have any questions, please call 1-800-388-0365.

4. Make your check payable to "The Forester Funds, Inc." All checks must be drawn on U.S. banks.  The Fund will not accept cash or third party checks.  A $25 fee will be charged against your account for any payment check returned for insufficient funds.  You will also be responsible for any losses suffered by a Fund as a result.

5. Send the application and check to by first class mail, overnight delivery or registered mail:

The Forester Discovery Fund

c/o Mutual Shareholder Services

8000 Town Centre Drive, Suite 400

Broadview Heights, OH 44147

PURCHASING SHARES FROM BROKER-DEALERS, FINANCIAL INSTITUTIONS AND OTHERS

Some broker-dealers may sell shares of the Forester Funds. These broker-dealers may charge you a fee either at the time of purchase or redemption.  The fee, if charged, is retained by the broker-dealer and not remitted to the Fund or the Adviser.

The Fund may enter into agreements with broker-dealers, financial institutions or other service providers ("Servicing Agents") that may include the Fund as investment alternatives in the programs they offer or administer. Servicing agents may:

1. Become shareholders of record of the Fund.  This means all requests to purchase additional shares and all redemption requests must be sent through the Servicing Agent.  This also means that purchases made through Servicing Agents are not subject to the Fund’s minimum purchase requirements.

2. Use procedures and impose restrictions that may be in addition to, or different from, those applicable to investors purchasing shares directly from the Fund.

3. Charge fees to their customers for the services they provide them.  Also, the Fund (through 12b-1 fees) may pay fees to Servicing Agents to compensate them for selling the Fund.  The Adviser (from its management fees) may pay fees to Servicing Agents to compensate them for the services they provide their customers, including administrative services.

4. Be allowed to purchase shares by telephone with payment to follow the next day.  If the telephone purchase is made prior to the close of regular trading on the New York Stock Exchange, it will receive same day pricing.

5. Be authorized to accept purchase orders on behalf of the Fund.  This means that a Fund will process the purchase order at the net asset value which is determined following the Servicing Agent's acceptance of the customer's order.

If you decide to purchase shares through Servicing Agents, please carefully review the program materials provided to you by the Servicing Agent.  When you purchase shares of the Fund through a Servicing Agent, it is the responsibility of the Servicing Agent to place your order with the Fund on a timely basis.  If the Servicing Agent does not, or if it does not pay the purchase price to the Fund within the period specified in its agreement with the Fund, it may be held liable for any resulting fees or losses.

Other Information about Purchasing Shares of the Fund

The Fund may reject any share purchase applications for any reason.  The Fund will not accept initial purchase orders made by telephone unless they are from a Servicing Agent which has an agreement with the Fund.

The Fund will only issue shares in book form.  The Fund will send investors a written confirmation for all purchases of shares.

DISTRIBUTION PLAN

The Fund has adopted, but not yet implemented, a Plan of Distribution Pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (the 12b-1 Plan) for the Fund, pursuant to which the Fund is permitted to accrue and pay a fee for shareholder servicing expenses not to exceed 0.25% per annum of the Fund's average daily net assets. The Fund may accrue, collect and pay such fees to third parties for eligible services provided by those parties to the Fund.

The Fund has not implemented the 12b-1 Plan and does not foresee doing so in the coming year. The Board adopted the Plan so that, if and when necessary, the Fund would have available sufficient resources to pay third parties who provide eligible services to the Fund.

If the 12b-1 Plan is implemented in the future, you should be aware that because these fees are paid out of the Fund's assets on an ongoing basis, over time these fees will increase the costs of your investment and may cost you more than paying other types of sales charges.   For further information regarding the 12b-1 Plan, see the SAI.

REDEEMING SHARES

General Redemption Information

You may redeem all or a portion of your shares at any time.  Your shares will be redeemed at the Fund's per share NAV next determined after receipt of your instructions in good order as explained below.  The Fund's NAV will fluctuate on a daily basis.  The redemption value of your shares may be more or less than the purchase price, depending on the market value of the investment securities held by the Fund at the time your redemption is processed.

How to Redeem (Sell) Shares by Mail

1. Prepare a letter of instruction containing:

o the name of the Fund(s)

o account number(s)

o the amount of money or number of shares being redeemed

o the name(s) on the account

o daytime phone number

o additional information that the Fund may require for redemptions by corporations, executors, administrators, trustees, guardians, or others who hold shares in a fiduciary or representative capacity. Please contact the Fund, in advance, at 1-800-388-0365 if you have any questions.

2.

Sign the letter of instruction exactly as the shares are registered. Joint ownership accounts must be signed by all owners.

3.

Have the signatures guaranteed by a commercial bank or trust company in the United States, a member firm of the New York Stock Exchange or other eligible guarantor institution in the following situations:

o The redemption request exceeds $25,000

o The redemption proceeds are to be sent to a person other than the person in whose name the shares are registered

o The redemption proceeds are to be sent to an address other than the address of record

o The Fund receive the redemption request within 30 business days of an address change.

A notarized signature is not an acceptable substitute for a signature guarantee.

4.

Send the letter of instruction by first class mail, overnight delivery service or registered mail to:

The Forester Discovery Fund

c/o Mutual Shareholder Services.

8000 Town Centre Drive, Suite 400

Broadview Heights, OH 44147

How to Redeem (Sell) Shares through Servicing Agents

If your shares are held by a Servicing Agent, you must redeem your shares through the Servicing Agent. Contact the Servicing Agent for instructions on how to do so.

Payment of Redemption Proceeds

The redemption price per share you receive for redemption requests is the next determined net asset value after:

1.

The Fund receives your written request in proper form with all required information, as defined above under "How to Redeem (Sell) Shares by Mail" and "How to Redeem (Sell) Shares through Servicing Agents".

2.

A Servicing Agent that has been authorized to accept redemption requests on behalf of the Fund receives your request in accordance with its procedures.

For those shareholders who redeem shares by mail the Fund will mail a check in the amount of the redemption proceeds no later than the seventh day after it receives the redemption request in proper form with all required information.  Those shareholders who redeem shares through Servicing Agents will receive their redemption proceeds in accordance with the procedures established by the Servicing Agent.

As the Fund generally holds an allocation of cash, there is typically enough cash on hand in both stressed and non-stressed markets to fund redemptions.  If more liquidity is needed, the Fund may opt to sell T-bills.  In addition, the Fund’s equity securities are very liquid and can be sold if needed.

Other Redemption Considerations

When redeeming shares of the Fund, shareholders should consider the following:

1.

The redemption may result in a taxable gain.

2.

If you purchased shares by check, the Fund may delay the payment of redemption proceeds until they are reasonably satisfied the check has cleared (which may take up to 15 days from the date of purchase).

3.

If your account balance falls below $1,000 because you redeem shares, you will be given 60 days to make additional investments so that your account balance is $1,000 or more. If you do not, the Fund may close your account and mail the redemption proceeds to you.

4.

The Fund may pay redemption requests "in kind." This means that the Fund will pay redemption requests entirely or partially with securities rather than with cash.

FREQUENT PURCHASES AND REDEMPTIONS OF FUND SHARES

Frequent purchases and sales of Fund shares (popularly known as “market timing”) can harm shareholders in various ways, including reducing the returns to long-term shareholders by increasing costs to the Fund (such as brokerage commissions), disrupting portfolio management strategies, and diluting the value of the shares of long-term shareholders in cases in which fluctuations in markets are not fully priced into the Fund's NAV.  The Fund's Board of Directors is firmly opposed to allowing shareholders of the Fund to engage in these types of practices.  Accordingly, the Board of Directors has adopted policies and procedures designed to discourage excessive or short-term trading of Fund shares.  You should be aware that there is the risk that the Fund's policies and procedures will prove ineffective in whole or in part to detect or prevent frequent trading.  The Fund may alter its policies at any time without prior notice to shareholders.

Although shareholders who engage in market timing activities can harm the Fund, the Board has noted an important distinction between market timers, who the Board seeks to discourage from using the Fund, and other shareholders.  Shareholders who purchase Fund shares and then, for whatever reason, must redeem them are not market timers.  Market timers are shareholders who repeatedly purchase and redeem shares in the Fund in an attempt to gain short term advantages from their trading activity.  These types of shareholders are disruptive to the Fund, and it is these types of shareholders that the Fund seeks to discourage from purchasing Fund shares.

In order to discourage frequent purchasing and redemption of Fund shares, the Fund reserves the right, but does not have the obligation, to reject any purchase or exchange transaction at any time. In addition, Forester Capital has been granted the authority to impose restrictions in addition to those that are otherwise stated in this prospectus on purchases or exchanges under conditions where Forester Capital has identified a trading pattern by a shareholder that is particularly disruptive, excessive, or extremely short-term in duration.

The Fund further prohibits any person associated with the Fund from entering into any arrangement with any person to permit frequent purchases and redemption of Fund shares.  The Fund's Chief Compliance Officer is responsible for monitoring the Fund's policies and procedures to discourage frequent purchases and redemptions and prepares periodic reports to the board concerning the implementation and effectiveness of those policies and procedures.

Forester Capital is authorized to suspend the Fund's policies during periods of severe market turbulence or national emergency only.  There is no assurance that Forester Capital will exercise this authority or that by exercising this authority the Fund will be protected from the risks associated with frequent trading. The actions of Forester Capital are periodically reviewed with the Board of Directors.

DIVIDENDS, DISTRIBUTIONS AND TAXES

The Fund distributes substantially all of its net investment income and its capital gains annually.  You have two distribution options:

•

Automatic Reinvestment Option - Both dividend and capital gains distributions will be reinvested in additional Fund Shares.

•

All Cash Option - Both dividend and capital gains distributions will be paid in cash.

You may make this election on the Share Purchase Application. You may change your election by writing to the Fund.

The Fund's distributions, whether received in cash or additional shares of the Fund, may be subject to federal and state income tax. These distributions may be taxed as ordinary income and capital gains (which may be taxed at different rates depending on the length of time the Fund holds the assets generating the capital gains).  The Fund expects that its distributions, as a result of its investment objectives or strategies, will consist primarily of ordinary income or capital gains.  An exchange of the Fund’s shares for shares of another fund will be treated as a sale of the Fund's shares and any gain on the transaction may be subject to federal and state income tax.

The Fund annually will endeavor to qualify for and elect tax treatment applicable to a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 (the "Code"). The Fund has so qualified in each of its fiscal years. If a Fund fails to qualify as a regulated investment company under Subchapter M in any fiscal year, it will be treated as a corporation for federal income tax purposes. As such the Fund would be required to pay income taxes on its net investment income and net realized capital gains, if any, at the rates generally applicable to corporations. Stockholders of a Fund that did not qualify as a regulated investment company under Subchapter M would not be liable for income tax on the Fund's net investment income or net realized capital gains in their individual capacities. Distributions to stockholders, whether from the Fund's net investment income or net realized capital gains, would be treated as taxable dividends to the extent of current or accumulated earnings and profits of the Fund.

The Fund intends to distribute all of its net investment income and net capital gain each fiscal year. Dividends from net investment income (including short-term capital gain) are taxable to investors as ordinary income, whereas distributions of net realized long-term capital gains are taxable as long-term capital gains regardless of the stockholder's holding period for the shares. Such dividends and distributions are taxable to stockholders, whether received in cash or in additional shares of the respective Fund.  A portion of the Fund’s income distributions may be eligible for the 70% dividends-received deduction for domestic corporate stockholders.

Any dividend or capital gain distribution paid shortly after a purchase of shares of a Fund will have the effect of reducing the per share net asset value of such shares by the amount of the dividend or distribution.  Furthermore, if the net asset value of the shares of a Fund immediately after a dividend or distribution is less than the cost of such shares to the investor, the dividend or distribution will be taxable to the investor.

Redemption of shares will generally result in a capital gain or loss for income tax purposes. The tax treatment of such capital gain or loss will depend upon the stockholder's holding period. However, if a loss is realized on shares held for six months or less, and the stockholder received a capital gain distribution during that period, then such loss is treated as along-term capital loss to the extent of the capital gain distribution received.

This section is not intended to be a full discussion of present or proposed federal income tax laws and the effect of such laws on an investor.  Investors are urged to consult with their respective tax advisers for a complete review of the tax ramifications of an investment in a Fund.

PRIVACY POLICY

The following is a description of the Fund's policies regarding disclosure of nonpublic personal information that you provide to the Fund or that the Fund collects from other sources.  In the event that you hold shares of the Fund through a broker-dealer or other financial intermediary, the privacy policy of your financial intermediary would govern how your nonpublic personal information would be shared with unaffiliated third parties.

Categories of Information the Fund Collects.  The Fund collects the following nonpublic personal information about you:

o    Information the Fund receives from you on or in applications or other forms, correspondence, or conversations (such as your name, address, phone number, social security number, assets, income and date of birth); and

o    Information about your transactions with the Fund, its affiliates, or others (such as your account number and balance, payment history, parties to transactions, cost basis information, and other financial information).

Categories of Information the Fund Discloses.  The Fund does not disclose any nonpublic personal information about its current or former shareholders to unaffiliated third parties, except as required or permitted by law.  The Fund is permitted by law to disclose all of the information it collects, as described above, to its service providers (such as the Fund's custodian and transfer agent) to process your transactions and otherwise provide services to you.

Confidentiality and Security:  The Fund restricts access to your nonpublic personal information to those persons who require such information to provide products or services to you.  The Fund maintains physical, electronic and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the financial performance of The Forester Discovery Fund's operations for the last five fiscal years.  Certain information reflects financial results for a single Fund share.  The total returns in the table represent the rate that an investor would have earned on an investment in the Fund (assuming reinvestment of all dividends and distributions).  This information has been audited by Sanville & Company, whose report, along with the Fund's financial statements for the period ended March 31, 2017, are included in the Fund’s Audited Annual Report which is available without charge upon request.

THE FORESTER DISCOVERY FUND	For the Years Ended March 31,
	2018	2017	2016	2015	2014

Net Asset Value, at Beginning of Year	$13.57	$13.63	$13.67	$14.34	$13.32
Income From Investment Operations:
Net investment income*	0.18	0.09	0.03	0.01	0.08
Net Gain (Loss) on Securities (Realized and Unrealized)	0.32	(0.07)	(0.03)	(0.18)	1.00
Total from Investment Operations	0.50	0.02	0.00	(0.17)	1.08

Distributions: Net Investment Income Realized Gains	(0.19) -	(0.08) -	(0.04) -	(0.09) (0.41)	(0.06) -
Total from Distributions	(0.19)	(0.08)	(0.04)	(0.50)	(0.06)
Net Asset Value, at End of Year	13.88	13.57	$13.63	$13.67	$14.34
Total Return**	3.67%	0.19%	(0.03)%	(1.13)%	8.15%

Ratios/Supplemental Data:
Net Assets End of Period (Thousands)	$4,442	$5,188	$7,443	$7,250	$7,643
Ratio of Expenses to Average Net Assets:	1.35%	1.35%	1.35%	1.35%	1.35%
Ratio of Net Investment Income to Average Net Assets	1.30%	0.69%	0.23%	0.10%	0.62%
Portfolio turnover	1.56%	12.63%	10.22%	9.73%	17.49%

* Per share net investment income has been determined on the basis of average shares outstanding during the period.
** Assumes reinvestment of dividends.

FOR MORE INFORMATION

To learn more about the Forester Funds you may request the Statement of Additional Information (or "SAI") which is incorporated herein by reference.

You may also learn more about the Fund's investments in its annual and semi-annual reports to shareholders.  Those reports  discuss the market conditions and investment strategies that significantly affected the Fund's performance during its most recent fiscal period.

The SAI, reports to shareholder and other information are all available to shareholders and prospective investors without charge, simply by calling (toll-free) 1-800-388-0365 or by visiting the Fund's Internet site at http://www.forestervalue.com.  Also call this number if you have a question or would like other information about the Forester Funds.

The general public can review and copy information about the Forester Funds (including the SAI and other reports) at the Securities and Exchange Commission's Public Reference Room in Washington, D.C. (Please call 1-202-942-8090 for information on the operations of the Public Reference Room.)  Reports and other information about the Forester Funds are also available at the Securities and Exchange Commission's Internet site at http://www.sec.gov and copies of this information may be obtained, by e-mail request at publicinfo@sec.gov, or upon payment of a duplicating fee, by writing to the SEC's Public Reference Section, 100 F Street, N.E., Washington, D.C. 20549.

811-9391

8000 Town Centre Drive, Suite 400

Broadview Heights, OH 44147

1-800-388-0365

PROSPECTUS

INTLX

July 30, 2018

PART C

OTHER INFORMATION

Item 23. Exhibits

(a) Registrant's Articles of Incorporation, as amended.(8)

(b) Registrant's Bylaws. (1)

(c) None other than those defined in the Registrant's Articles of Incorporation and Bylaws.

(d)(1) Investment Advisory Agreement with Forester Capital Management, Ltd. on behalf of The Forester Discovery Fund. (9)

(d)(2) Investment Advisory Agreement with Forester Capital Management, Ltd. on behalf of The Forester Value Fund, as amended. (1)

(d)(3) Schedule A to Investment Advisory Agreement with Forester Capital Management, Ltd. on behalf of The Forester Value Fund. (8).

(e) None.

(f) None.

(g) Custodian Agreement with Huntington National Bank. (6)

(h) Transfer Agent and Fund Accountant with Mutual Shareholder Services (6)

(i) Opinion and Consent of counsel for Registrant. (to be filed by amendment)

(j) Consent of independent accountants. (to be filed by amendment)

(k) None.

(l) Subscription Agreement. (2)

(m)(1) Distribution Plan. (5)

(m)(2) Amendment to Distribution Plan. (8).

(n) Rule 18f-3 Plan of Forester Value Fund. (8).

(o) None.

(p) Code of Ethics of Registrant and Forester Capital Management, Ltd (7)

2

(1) Previously filed as an exhibit to Post-Effective amendment No. 13 to the Registration Statement and incorporated by reference thereto.  The Post-Effective Amendment No. 13 was filed on June 5, 2009.

(2) Previously filed as an exhibit to Pre-Effective Amendment No. 2 to the Registration Statement and incorporated by reference thereto. Pre-Effective Amendment No. 2 was filed on September 7, 1999.

(3) Previously filed as an exhibit to Post-Effective Amendment No. 5 to the Registration Statement and incorporated by reference thereto. Post-Effective Amendment No. 5 was filed on August 1, 2001.

(4) Previously filed as an exhibit to Post-Effective Amendment No. 6 to the Registration Statement and incorporated by reference thereto. Post-Effective Amendment No. 6 was filed on February 25, 2002.

(5) Previously filed as an exhibit to Post-Effective Amendment No. 8 to the Registration Statement and incorporated by reference thereto. Post-Effective Amendment No. 8 was filed on November 12, 2002.

(6) Previously filed as an exhibit to Post-Effective Amendment No. 9 to the Registration Statement and incorporated by reference thereto. Post-Effective Amendment No. 9 was filed on May 31, 2005.

(7) Previously filed as an exhibit to Form N-CSR and incorporated by reference thereto. Form N-CSR was filed on June 22, 2005.

(8) Previously filed as an exhibit to Post-Effective Amendment No. 12 to the Registration Statement and incorporated by reference thereto.  Post-Effective Amendment No. 12 was filed on April 8, 2009.

(9)  Previously filed as an exhibit to Post-Effective Amendment No. 26 to the Registration Statement and incorporated by reference thereto.  Post-Effective Amendment No. 26 was filed on July 27, 2015.

Item 24. Persons Controlled by or under Common Control with Registrant

Registrant is not controlled by any person. Registrant neither controls any person nor is under common control with any other person.

Item 25. Indemnification

Pursuant to the authority of the Maryland General Corporation Law, particularly Section 2-418 thereof, Registrant's Board of Directors has adopted the following bylaw which is in full force and effect and has not been modified or canceled:

Article VII

3

GENERAL PROVISIONS

Section 7. Indemnification.

The corporation shall indemnify directors, officers, employees and agents of the corporation against judgments, fines, settlements and expenses to the fullest extent authorized, and in the manner permitted by applicable federal and state law.

The corporation shall advance the expenses of its directors, officers, employees and agents who are parties to any Proceeding to the fullest extent authorized, and in the manner permitted, by applicable federal and state law. For purposes of this paragraph, "Proceeding" means any threatened, pending or contemplated action, suit or proceeding, whether civil, criminal, administrative, or investigative.

This Section 7 of Article VII constitutes vested rights in favor of all directors, officers, employees and agents of the corporation. Neither the amendment nor repeal of this Article, nor the adoption or amendment of any other provision of the Bylaws or charter of the corporation inconsistent with this Article, shall apply to or affect in any respect the applicability of this Article with respect to any act or failure to act which occurred prior to such amendment, repeal or adoption. For purposes of this Section 7, the terms "director" and "officer" have the same meaning ascribed to such terms in Section 2-418 of the Maryland General Corporation Law.

Insofar as indemnification for and with respect to liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of Registrant pursuant to the foregoing provisions or otherwise, Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a director, officer or controlling person or Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 26. Business and Other Connections of Investment Adviser

Certain information pertaining to the business and other connections of the Adviser of each series of the Registrant is hereby incorporated herein by reference to the section of the respective Prospectus captioned “Management" and "Portfolio Manager" and to the section of the Statement of Additional Information captioned “Investment Adviser, Administrator, Fund Accountant and Transfer Agent."  The information required by this Item 26 with respect to each director, officer or partner of the Adviser is incorporated by reference to the Adviser’s Uniform Application for Investment Adviser Registration (Form ADV) on file with the Securities and Exchange Commission (“SEC”).  The Adviser’s Form ADV may be obtained, free of charge, at the SEC’s website at www.adviserinfo.sec.gov, and may be requested by File No. as follows: Forester Capital Management Ltd., File No. 801 – 56631.

4

Item 27. Principal Underwriters

Not Applicable.

Item 28. Location of Accounts and Records

The accounts, books and other documents required to be maintained by Registrant pursuant to Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder are in the physical possession of Registrant.

Item 29. Management Services

All management-related services are performed by the Adviser.

Item 30. Undertakings

Registrant undertakes to provide its Annual Report to Shareholders upon request without charge to each person to whom a prospectus is delivered.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under rule 485(b) under the Securities Act of 1933, as amended and has duly caused this Post-Effective Amendment No. 30 to the Registration Statement on Form N-1A to be signed on its behalf by the undersigned, duly authorized in the City of Lake Forest and State of Illinois on the 30th day of July, 2018.

THE FORESTER FUNDS, INC.

(Registrant)

/s/ Thomas H. Forester

Thomas H. Forester,

President

Pursuant to the requirements of the Securities Act of 1933, this Amended Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Name	Title(s)	Date
/s/ Thomas H. Forester Thomas H. Forester	Director, President and Principal Executive Officer, Treasurer & Principal Financial & Accounting Officer	July 30, 2018
/s/ Michael B. Kelley Michael B. Kelley	Director	July 30, 2018
/s/ Stan Simpson Stan Simpson	Director	July 30, 2018
/s/ Barry Meyer Barry Meyer	Director	July 30, 2018

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EXHIBIT INDEX

Exhibit No. Exhibit

(a) Registrant's Articles of Incorporation, as amended*

(b) Registrant's Bylaws*

(c) None.

(d)(1) Investment Advisory Agreement with Forester Capital Management, Ltd. on behalf of The Forester Discovery Fund*

(d)(2) Investment Advisory Agreement with Forester Capital Management, Ltd. on behalf of The Forester Value Fund*

(d)(3) Schedule A to Investment Advisory Agreement with Forester Capital Management, Ltd. on behalf of The Forester Value Fund*

(e) None.

(f) None.

(g) Custodian Agreement with Huntington National Bank*

(h) Transfer Agent and Fund Accountant with Mutual Shareholder Services*

(i) Opinion and Consent of counsel for Registrant (to be filed by amendment)

(j) Consent of independent accountants (to be filed by amendment)

(k) None

(l) Subscription Agreement*

(m)(1) Distribution Plan*

(m)(2) Amendment to Distribution Plan*

(n) Rule 18f-3 Plan of Forester Value Fund*

(o) None.

(p) Code of Ethics of Registrant and Forester Capital Management, Ltd.*

*Incorporated by reference

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